Document and Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Mar. 29, 2013	Jun. 30, 2012
Document and Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Entity Registrant Name	FIRST FEDERAL OF NORTHERN MICHIGAN BANCORP, INC.
Entity Central Index Key	0001128227
Trading Symbol	FFNM
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		2,884,049
Entity Public Float			$ 9
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes

Consolidated Balance Sheet (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 2,732	$ 2,714
Overnight deposits with Federal Home Loan Bank	20	35
Total cash and cash equivalents	2,752	2,749
Securities available for sale (Note 2)	50,764	53,049
Securities held to maturity (Note 2)	2,345	2,435
Loans - net (Note 3)	138,912	140,884
Loans held for sale	79
Federal Home Loan Bank stock	3,266	3,266
Property and equipment (Note 4)	5,394	5,846
Foreclosed real estate	2,387	3,408
Accrued interest receivable	970	1,149
Prepaid FDIC insurance premiums	583	759
Intangible assets (Note 6)	158	335
Deferred tax asset	331	372
Originated mortgage servicing right - net (Note 5)	1,016	993
Bank owned life insurance	4,475	1,413
Other assets	402	387
Total assets	213,834	217,045
Liabilities
Non-interest bearing deposits	21,067	12,609
Interest-bearing deposits (Note 7)	137,283	138,040
Advances from Federal Home Loan Bank (Note 8)	26,358	34,500
REPO sweep accounts	3,183	5,592
Accrued expenses and other liabilities (Note 12)	1,508	1,736
Total liabilities	189,399	192,477
Stockholders' Equity (Note 11)
Common stock ($0.01 par value 20,000,000 shares authorized 3,191,799 shares issued)	32	32
Additional paid-in capital	23,854	23,853
Retained earnings	2,766	2,980
Treasury stock at cost (307,750 shares)	(2,964)	(2,964)
Unearned compensation		(1)
Accumulated other comprehensive income	747	668
Total stockholders' equity	24,435	24,568
Total liabilities and stockholders' equity	$ 213,834	$ 217,045

Consolidated Balance Sheet (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheet [Abstract]
Common stock, par value per share	$ 0.01	$ 0.01
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	3,191,799	3,191,799
Treasury stock, shares	307,750	307,750

Consolidated Statement of Operations and Comprehensive Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest Income
Loans, including fees	$ 7,928	$ 8,926
Investments
Taxable	540	521
Tax-exempt	154	159
Mortgage-backed securities	621	784
Total interest income	9,243	10,390
Interest Expense
Deposits (Note 7)	1,034	1,549
Borrowings	620	713
Total interest expense	1,654	2,262
Net Interest Income - Before provision for loan losses	7,589	8,128
Provision for Loan Losses (Note 3)	1,367	284
Net Interest Income - After provision for loan losses	6,222	7,844
Other Income
Service charges and other fees	760	730
Net gain on sale of investments	47
Net gain on sale of loans	587	388
Loan servicing fees	656	581
Insurance and brokerage commissions	149	158
Other	77	75
Total other income	2,276	1,932
Operating Expenses
Compensation and employee benefits (Note 12)	4,913	4,622
FDIC Insurance premiums	189	224
Amortization of intangible assets	177	292
Advertising	156	134
Occupancy and equipment	959	1,049
Data processing service bureau	306	301
Professional fees	424	433
Other	1,588	1,979
Total operating expenses	8,712	9,034
Income (Loss) - before income tax expense	(214)	742
Income tax expense (Note 9)
Net income (loss)	(214)	742
Comprehensive Income (Loss):
Net Income (Loss)	(214)	742
Change in unrealized gain on available-for-sale securities, net of tax	79	522
Comprehensive Income (Loss)	$ (135)	$ 1,264
Net income (loss) per share
Basic	$ (0.07)	$ 0.26
Diluted	$ (0.07)	$ 0.26
Dividends per common share

Consolidated Statement of Changes in Stockholders' Equity (USD $)	Total	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Unearned Compensation [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]
Balance at Dec. 31, 2010	$ 23,236,000	$ 32,000	$ (2,964,000)	$ 23,822,000	$ (38,000)	$ 2,238,000	$ 146,000
Balance, shares at Dec. 31, 2010		3,192,000
Net Income (Loss)	742,000					742,000
Unrealized appreciation (depreciation) on available-for- sale securities - net of tax	522,000						522,000
Stock Options/MRP shares expensed	68,000			31,000	37,000
Balance at Dec. 31, 2011	24,568,000	32,000	(2,964,000)	23,853,000	(1,000)	2,980,000	668,000
Balance, shares at Dec. 31, 2011		3,192,000
Net Income (Loss)	(214,000)					(214,000)
Unrealized appreciation (depreciation) on available-for- sale securities - net of tax	79,000						79,000
Stock Options/MRP shares expensed	2,000			1,000	1,000
Balance at Dec. 31, 2012	$ 24,435,000	$ 32,000	$ (2,964,000)	$ 23,854,000		$ 2,766,000	$ 747,000
Balance, shares at Dec. 31, 2012		3,192,000

Consolidated Statement of Changes in Stockholders' Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statement of Changes in Stockholders' Equity [Abstract]
Unrealized appreciation (depreciation) on available-for- sale securities, tax	$ 41	$ 269

Consolidated Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash Flows from Operating Activities:
Net income (loss)	$ (214)	$ 742
Adjustments to reconcile net income (loss) to cash from operating activities:
Depreciation and amortization	480	684
Provision for loan losses	1,367	284
Amortization and accretion on securities	527	321
Gain on sale of investment securities	(47)
Stock options/awards	2	68
Gain on sale of loans held for sale	(587)	(388)
Loss (Gain) on sale of property and equipment	4	(1)
Loss on sale of real estate owned and other repossessed assets	83	48
Originations of loans held for sale	(3,559)	(28,821)
Proceeds from sale of loans held for sale	36,067	29,209
Net change in:
Accrued interest receivable	179	82
Prepaid FDIC insurance premiums	176	208
Bank owned life insurance	(61)
Other assets	(37)	(58)
Accrued expenses and other liabilities	(227)	(123)
Deferred income tax benefit - (Note 9)		(18)
Net cash provided by (used in) operating activities	2,153	2,237
Cash Flows from Investing Activities:
Net (increase) decrease in loans	(1,219)	12,518
Proceeds from maturity of securities	20,494	12,790
Proceeds from sale of securities available-for-sale	1,600
Proceeds from sale of property and equipment	264	2
Proceeds from sale of of real estate owned and other repossessed assets	2,761	2,821
Purchase of securities available for sale	(20,080)	(29,982)
Proceeds from sale of Federal Home Loan Bank stock		509
Purchase of bank owned life insurance	(3,000)
Purchase of premises and equipment	(120)	(212)
Net cash provided by (used in) investing activities	700	(1,554)
Cash Flows from Financing Activities:
Net increase (decrease) in deposits	7,701	(4,817)
Net decrease in Repo Sweep Accts	(2,409)	(580)
Advances from FHLB	58,815	23,700
Repayments of advances from FHLB	(66,957)	(18,200)
Net cash (used in) provided by financing activities	(2,850)	103
Net Increase in Cash and Cash Equivalents	3	786
Cash and Cash Equivalents - Beginning of year	2,749	1,963
Cash and Cash Equivalents - End of year	2,752	2,749
Supplemental Cash Flow and Noncash Information
Net cash refunded for income taxes	(15)	(41)
Cash paid for interest on deposits and borrowings	1,702	2,341
Transfer of loans to real estate owned and other repossessed assets	$ 1,823	$ 3,459

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 1 - Summary of Significant Accounting Policies

Nature of Operations - First Federal of Northern Michigan Bancorp, Inc. (the "Company") and its subsidiary, First Federal of Northern Michigan (the "Bank"), conduct operations in the northeastern lower peninsula of Michigan. The Company's primary services include accepting deposits, making commercial, consumer and mortgage loans, and engaging in mortgage banking activities.

Principles of Consolidation - The consolidated financial statements include the accounts of First Federal of Northern Michigan Bancorp, Inc., First Federal of Northern Michigan, and the Bank's wholly owned subsidiaries, Financial Services & Mortgage Corporation ("FSMC") and FFNM Agency. FSMC invests in real estate, which includes leasing, selling, developing, and maintaining real estate properties. The main activity of FFNM Agency is to collect the stream of income associated with the sale of the Blue Cross/Blue Shield override business to an outside party and, to a lesser extent, the collection of commissions for the sale of non-insured investment products. All significant intercompany balances and transactions have been eliminated in the consolidation.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses, the valuation of investment securities, intangible and deferred tax assets, and mortgage servicing rights.

Significant Group Concentrations of Credit Risk - Most of the Company's activities are with customers located within the northeastern lower peninsula of Michigan. Note 2 discusses the types of securities in which the Company invests. Note 3 discusses the types of lending in which the Company engages. The Company does not have any significant concentrations to any one industry or customer.

Cash and Cash Equivalents - For the purpose of the consolidated statements of cash flows, cash and cash equivalents include cash and balances due from depository institutions and federal funds sold and interest bearing deposits in other depository institutions which mature within ninety days when purchased.

Securities - Debt securities that management has the positive intent and ability to hold to maturity are classified as "held to maturity" and recorded at amortized cost. Securities not classified as held to maturity, including equity securities with readily determinable fair values, are classified as "available for sale" and recorded at fair value, with unrealized gains and losses excluded from earnings and reported in other comprehensive income net of applicable income taxes.

The market value of securities is based on quoted market prices. For securities that do not have readily available market values, estimated market values are calculated based on the market values of comparable securities.

Purchase premiums and discounts are recognized in interest income using the interest method over the terms of the securities. Declines in the fair value of held-to-maturity and available-for-sale securities below their cost that are deemed to be other than temporary are reflected in earnings as realized losses. In estimating other-than-temporary impairment losses, management considers (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, and (3) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value. Gains and losses on the sale of securities are recorded on the trade date and are determined using the specific identification method.

Federal Home Loan Bank Stock - The Bank is a member of the Federal Home Loan Bank of Indianapolis (FHLBI). Members are required to own a certain amount of stock based on the level of borrowings and other factors. Stock in the FHLBI is recorded at redemption value which approximates fair value. The Company periodically evaluates the FHLBI stock for impairment based on ultimate recovery of par value. Both cash and stock dividends are reported as income.

Mortgage Banking Activities - The Company routinely sells to investors its originated long-term residential fixed-rate mortgage loans. Mortgage loans originated and intended for sale in the secondary market are carried at the lower of cost or estimated fair value in the aggregate. Net unrealized losses, if any, are recognized through a valuation allowance by charges to income.

Mortgage loans held for sale are generally sold with the mortgage servicing rights retained by the Company. The carrying value of mortgage loans sold is reduced by the cost allocated to the associated mortgage servicing rights. Gains or losses on sales of mortgage loans are recognized based on the difference between the selling price and the carrying value of the related mortgage loans sold.

The Company enters into commitments to originate loans whereby the interest rate on the loan is determined prior to funding, also known as rate lock commitments. Rate lock commitments on residential mortgage loans that are intended to be sold are considered to be derivatives. Fair value is based on fees currently charged to enter into similar agreements. The fair value of rate lock commitments was insignificant at December 31, 2012 and 2011.

The Company uses forward contracts as part of its mortgage banking activities. Forward contracts provide for the delivery of financial instruments at a specified future date and at a specified price or yield. The fair value of forward contracts was insignificant at December 31, 2012 and 2011.

Loans - The Company grants mortgage, commercial, and consumer loans to customers. Loans are reported at their outstanding unpaid principal balances adjusted for charge-offs, the allowance for loan losses, and any deferred fees or costs on originated loans. Interest income is accrued on the unpaid principal balance. Loan origination fees, net of certain direct origination costs, are deferred and recognized as an adjustment of the related loan yield over the contractual life of the loan.

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off are reported at their outstanding unpaid principal balances adjusted for charge-offs, the allowance for loan losses, and any deferred fees or costs on originated loans. Interest income is accrued on the unpaid principal balance. Loan origination fees, net of certain direct origination costs, are deferred and recognized as an adjustment of the related loan yield using the interest method.

The accrual of interest on loans is discontinued at the time the loan is 90 days delinquent unless the credit is well-secured and in process of collection. In all cases, loans are placed on nonaccrual or charged off at an earlier date if collection of principal or interest is considered doubtful.

All interest accrued but not collected, for loans that are placed on nonaccrual or charged off, is reversed against interest income. The interest on these loans is accounted for on the cash basis or cost recovery method, until qualifying for return to accrual. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Allowance for Loan Losses - The allowance for loan losses is established as losses are estimated to have occurred through a provision for loan losses charged to earnings. Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is evaluated on a regular basis by management and is based on management's periodic review of the collectibility of the loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower's ability to repay, estimated value of any underlying collateral, and prevailing economic conditions. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.

The allowance consists of specific and general components. The specific component relates to loans that are classified as doubtful, substandard or special mention. For such loans that are also classified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value of that loan. The general component covers non-classified loans and is based on historical loss experience adjusted for qualitative factors.

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including length of the delay, the reasons for the delay, the borrower's prior payment record, and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan-by-loan basis for commercial and construction loans by either the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's obtainable market price, or the fair value of the collateral if the loan is collateral dependent.

Large groups of homogeneous loans are collectively evaluated for impairment. The Company does not separately identify individual consumer and residential loans for impairment disclosures until a loss is imminent.

Troubled debt restructuring of loans is undertaken to improve the likelihood that the loan will be repaid in full under the modified terms in accordance with a reasonable repayment schedule.  All modified loans are evaluated to determine whether the loans should be reported as a Troubled Debt Restructure (TDR).  A loan is a TDR when the Company, for economic or legal reasons related to the borrower's financial difficulties, grants a concession to the borrower by modifying or renewing a loan that the Company would not otherwise consider. To make this determination, the Company must determine whether (a) the borrower is experiencing financial difficulties and (b) the Company granted the borrower a concession. This determination requires consideration of all of the facts and circumstances surrounding the modification.  An overall general decline in the economy or some deterioration in a borrower's financial condition does not automatically mean the borrower is experiencing financial difficulties.

Loans Held for Sale - Loans held for sale consist of fixed rate residential mortgage loans with maturities of 15 to 30 years. Such loans are recorded at the lower of aggregate cost or estimated fair value.

Loan Servicing - Servicing assets are recognized as separate assets when rights are acquired through the sale of originated residential mortgage loans. Capitalized servicing rights are reported in other assets and are amortized against non-interest income in proportion to, and over the period of, the estimated future net servicing income of the underlying loans. Servicing assets are evaluated for impairment based upon the fair value of the rights as compared to amortized cost. Impairment is determined by stratifying rights into tranches based on predominant characteristics, such as interest rate, loan type and investor type. Fair value is based on market prices for comparable mortgage servicing contracts, when available, or on a valuation model that calculates the present value of estimated future net servicing income using market based assumptions. Temporary impairment is recognized through a valuation allowance for an individual stratum to the extent that fair value is less than the capitalized amount for the stratum. If it is later determined that all or a portion of the temporary impairment no longer exists, the valuation allowance is reduced through a recovery of income. An other-than-temporary impairment results in a permanent reduction to the carrying value of the servicing asset.

Servicing income is recorded for fees earned for servicing loans. The fees are based on a contractual percentage of the outstanding principal, or a fixed amount per loan and are recorded as income when earned. The amortization of mortgage servicing rights is netted against loan servicing fee income.

Foreclosed Assets (Including Other Real Estate Owned) - Foreclosed real estate held for sale is carried at the lower of fair value minus estimated costs to sell, or cost. Costs of holding foreclosed real estate are charged to expense in the current period, except for significant property improvements, which are capitalized. Valuations are periodically performed by management and an allowance is established by a charge to non-interest expense if the carrying value exceeds the fair value minus estimated costs to sell. Foreclosed real estate is classified as other real estate owned. The net income from operations of foreclosed real estate held for sale is reported in non-interest income.

Property and Equipment - These assets are recorded at cost, less accumulated depreciation. The Bank uses the straight-line method of recording depreciation for financial reporting. The depreciable lives used by the Company are: land improvements 7-10 years, buildings 7-40 years and equipment 3-10 years. Maintenance and repairs are charged to expense and improvements are capitalized.

Intangible Assets - The Company has in the past purchased a branch or branches from other financial institutions. The analysis of these branch acquisitions led the Company to conclude that in each case, we acquired a business and therefore, the excess of purchase price over fair value of net assets acquired has been allocated to core deposit intangible assets. The conclusion was based on the fact that in each case we acquired employees, customers and branch facilities. The expected life for core deposit intangibles is based on the type of products acquired in an acquisition. The amortization periods range from 10 to 15 years and are based on the expected life of the products. The expected life was determined based on an analysis of the life of similar products within the Company and local competition in the markets where the branches were acquired. The core deposit intangibles are amortized on a straight line basis. The core deposit intangible is analyzed quarterly for impairment.

On June 12, 2003, First Federal of Northern Michigan acquired 100% of the stock of the InsuranCenter of Alpena (ICA).

On February 27, 2009 the Company announced that it had sold the majority of the assets of the InsuranCenter of Alpena.

At the time of the sale, goodwill of $600,000 continued to be recorded related to certain assets of the Company that were not sold in the sale of ICA. The assets retained relate to a future stream of commissions. Under an agreement, the Company will receive a portion of the override commission through April, 2014. Management computed an estimated cash flow on this commission using a 6.0% discount rate and determined a fair value of $600,000. Since the $600,000 allocation of fair value relates to a finite life asset, the Company re-characterized the goodwill as an amortizable intangible and began amortizing the asset in March, 2009.

Bank Owned Life Insurance - Bank owned life insurance policies are stated at the current cash surrender value of the policy, or the policy death proceeds less any obligation to provide a death benefit to an insured's beneficiaries if that value is less than the cash surrender value. Increases in the asset value are recorded as earnings in other income.

Income Taxes - Deferred income tax assets and liabilities are recognized for temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company records a valuation allowance if it believes, based on available evidence, that it is "more likely than not" that the future tax assets recognized will not be realized before their expiration.

Realization of the Company's deferred tax assets is primarily dependent upon the generation of a sufficient level of future taxable income.

At December 31, 2012 and 2011, management did not believe it was more likely than not that all of the deferred tax assets would be realized. Accordingly, at December 31, 2012 and 2011 a valuation allowance of $3.2 million and $3.0 million was recorded, respectively. The net deferred tax asset recorded at December 31, 2012 and 2011 was $331,000 and $372,000. See Note 9 for additional information.

Off Balance Sheet Instruments - In the ordinary course of business, the Company has entered into commitments to extend credit, including commitments under credit card arrangements, commercial letters of credit and standby letters of credit. Such financial instruments are recorded when they are funded. Additional information regarding Off Balance Sheet Instruments is included in Note 10 in these Notes to Consolidated Financial Statements.

Comprehensive Income - Accounting principles generally require that recognized revenue, expenses, gains, and losses be included in net income. Certain changes in assets and liabilities, however, such as unrealized gains and losses on available-for-sale securities, are reported as a separate component in the equity section of the consolidated statement of financial condition. Such items, along with net income, are components of comprehensive income.

Stock-Based Compensation - The Company applies the recognition and measurement of stock-based compensation accounting rules for stock-based compensation which is referred to as the fair value method. Compensation cost is based on the fair value of the equity issued to employees. The Company recognizes compensation expense related to stock-based compensation over the period the services are performed. The Company granted no options in 2012 and 2011. Compensation costs charged to earnings were $2,000 and $68,000 in 2012 and 2011, respectively.

Earnings Per Common Share - Basic earnings per share represents income available to common stockholders divided by the weighted-average number of common shares outstanding during the period. Diluted earnings per share reflect additional common shares that would have been outstanding if dilutive potential common shares had been issued, as well as any adjustment to income that would result from the assumed issuance. Potential common shares that may be issued by the Company relate solely to outstanding stock options and are determined using the treasury stock method. As of December 31, 2012 there was no dilution due to the net loss for the year. As of December 31, 2011, 182,682 options were not considered dilutive, due to the fact that the options are underwater.

Earnings per common share have been computed based on the following:

	December 31,
	2012	2011

Net income (loss)	$(214)	$742

Average number of common shares outstanding	2,884,049	2,884,049
Effect of dilutive options	-	-
Average number of common shares outstanding used to calculate diluted earnings per common share	2,884,049	2,884,049

Recent Accounting Pronouncements - Accounting Standards Update 2011-05 (ASU 2011-05), "Comprehensive Income" was issued by the Financial Accounting Standards Board ("FASB") in June 2011. ASU 2011-05 requires an entity to present the total of comprehensive income, the components of comprehensive income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but continuous statements. This standard eliminated the option to present the components of other comprehensive income as a part of the statement of changes in stockholders' equity. This ASU is effective for fiscal years, and interim periods within those years, beginning after December 31, 2011. The implementation of this standard only changed the presentation of comprehensive income; it did not have an impact on the Company's financial position or its results of operations. ASU 2011-12 was issued by FASB in December 2011. ASU 2011-12 deferred the requirement to present reclassification adjustments for each component of OCI in both net income and OCI and the face of the financial statements until fiscal years, and interim periods within those fiscal years, beginning after December 15, 2012. The other requirements of ASU 2011-05 were not affected by ASU 2011-12. As a result of adopting ASU 2011-05, the Company is presenting the total of comprehensive income and the components of comprehensive income and other comprehensive income in a single continuous statement.

In 2011, the FASB issued Accounting Standards Update ("ASU") No. 2011-02, A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring.  This update applies to all creditors, both public and non-public, and was introduced to provide clarification surrounding troubled debt restructurings ("TDR").  The primary characteristics that previously caused a restructuring to qualify as a TDR still exist: (1) the restructuring constitutes a concession to the borrower and (2) the borrower is experiencing financial difficulties.  The update provides additional details and examples to provide clarity surrounding these items.  The update also prohibits the use of the effective interest rate test when determining whether the restructuring constitutes a concession.  The update is effective for annual reporting periods ending on or after December 15, 2012 (therefore, December 31, 2012, for the Company).  Lastly, the disclosure requirements set forth by ASU 2010-20 regarding troubled debt restructurings, and later deferred by ASU 2011-1 until December 31, 2012 for the Company, are included in Note 3.  Other than the additional disclosures, these updates did not have a significant impact on the financial statements.

In 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS. This update to Fair Value Measurement (Topic 820) results in common fair value measurement and disclosure requirements in U.S. GAAP and IFRS. The amendments in this update explain how to measure fair value. They do not require additional fair value measurements and are not intended to establish valuation standards or affect valuation practices outside of financial reporting. However, this update does require expanded disclosure related to the nature and significance of inputs that are used in estimating and measuring the fair value of financial instruments. The amendments in this update are to be applied prospectively and are effective for annual reporting periods beginning after December 15, 2011 (therefore, December 31, 2012, for the Company).  This update did not have a significant impact on the financial statements.

Securities	12 Months Ended
Dec. 31, 2012
Securities [Abstract]
Securities

Note 2 - Securities

Investment securities have been classified according to management's intent. The carrying value and estimated fair value of securities are as follows:

	December 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Market Value

Securities Available for Sale
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$9,181	$66	$-	$9,247
Municipal notes	10,413	368	(23)	10,758
Corporate securities	1,135	15	-	1,150
Mortgage-backed securities	28,901	736	(29)	29,608
Equity securities	3	-	(2)	1

Total	$49,633	$1,185	$(54)	$50,764

Securities Held to Maturity
Municipal notes	$2,345	$225	$-	$2,570

	December 31, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Market Value

Securities Available for Sale
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$14,756	$108	$(1)	$14,863
Municipal notes	6,927	361	(12)	7,276
Mortgage-backed securities	30,350	603	(44)	30,909
Equity securities	3	-	(2)	1

Total	$52,036	$1,072	$(59)	$53,049

Securities Held to Maturity
Municipal notes	$2,435	$230	$-	$2,665

The amortized cost and estimated market value of securities at December 31, 2012, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2012
	Amortized Cost	Market Value

Available For Sale:

Due in one year or less	$1,857	$1,864
Due after one year through five years	13,981	14,245
Due in five year through ten years	4,605	4,673
Due after ten years	286	373

Subtotal	20,729	21,155

Equity securities	3	1
Mortgage-backed securities	28,901	29,608

Total	$49,633	$50,764

Held To Maturity
Due in one year or less	$90	$92
Due after one year through five years	455	486
Due in five year through ten years	660	726
Due after ten years	1,140	1,266

Total	$2,345	$2,570

At December 31, 2012 and 2011, securities with a fair value of $44,135,000 and $31,085,000, respectively, were pledged to secure REPO Sweep accounts, FHLB advances and borrowings from the Federal Reserve discount window.

Gross proceeds from the sale of available-for-sale securities for the years ended December 31, 2012 and 2011 were $1.6 million and $0, respectively, resulting in gross gains of $54,000 and $0, respectively, and gross losses of $7,000 and $0, respectively. The tax provision applicable to these net realized gains amounted to $16,000 and $0, respectively.

The investment securities portfolio is evaluated for impairment throughout the year. Impairment is recorded against individual securities, unless the decrease in fair value is attributable to interest rates or the lack of an active market, and management determines that the Company has the intent and ability to hold the investment for a period of time sufficient to allow for an anticipated recovery in the market value. The fair values of investments with an amortized cost in excess of their fair values at December 31, 2012 and December 31, 2011 are as follows:

	December 31, 2012				December 31, 2011
		Gross Unrealized Losses		Gross Unrealized Losses		Gross Unrealized Losses		Gross Unrealized Losses
	Fair Value	less than 12 months	Fair Value	greater than 12 months	Fair Value	less than 12 months	Fair Value	greater than 12 months
Available For Sale:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$-	$-	$-	$-	$1,999	$(1)	$-	$-
Municipal notes	1,537	(23)	-	-	646	(12)	-	-
Mortgage-backed securities	2,725	(13)	1,687	(16)	8,137	(27)	1,458	(17)
Equity securities	-	-	1	(2)	-	-	1	(2)
Total Securities available for sale	$4,262	$(36)	$1,688	$(18)	$10,782	$(40)	$1,459	$(19)
Held to Maturity:
Municipal notes	-	-	-	-	-	-	-	-
Total Securities held to maturity	$-	$-	$-	$-	$-	$-	$-	$-

The unrealized losses on the securities held in the portfolio are not considered other than temporarily impaired (OTTI) and have not been recognized into income. This decision is based on the Company's ability and intent to hold any potentially impaired security until maturity. The performance of the security is based on the contractual terms of the agreement, the extent of the impairment and the financial condition and credit quality of the issuer. The decline in market value is considered temporary and a result of changes in interest rates and other market variables. The Company has the intent and ability to hold these securities until recovery, which may not be until maturity. The fair value of these securities is expected to recover as the securities approach maturity.

As of both December 31, 2012 and 2011, there were 10 securities in an unrealized loss position.

Loans	12 Months Ended
Dec. 31, 2012
Loans [Abstract]
Loans

Note 3 - Loans

Loans at December 31, 2012 and 2011 are summarized as follows:

	December 31
	2012	2011

Real estate loans - One- to four-family residential	$66,539	$66,599
Commercial loans:
Secured by real estate	54,673	54,202
Other	8,102	7,002
Total commercial loans	62,775	61,204
Consumer loans:
Secured by real estate	10,409	13,395
Other	1,259	1,477
Total consumer loans	11,668	14,872
Total gross loans	140,982	142,675
Less:
Net deferred loan fees	320	273
Allowance for loan losses	1,750	1,518
Total loans - net	$138,912	$140,884

Final loan maturities and rate sensitivity of the loan portfolio are as follows:

	December 31, 2012
	Less Than One Year	One Year to Five Years	After Five Years	Total

Loans at fixed interest rates	$8,440	$24,634	$45,611	$78,685
Loans at variable interest rates	9,952	15,581	36,764	62,297

Total	$18,392	$40,215	$82,375	$140,982

Certain directors and executive officers of the Company were loan customers during 2012 and 2011. Such loans were made in the ordinary course of business and do not involve more than a normal risk of collectibility. An analysis of aggregate loans outstanding to directors and executive officers for the years ended December 31, 2012 and 2011 are as follows:

	December 31
	2012	2011

Aggregate balance - Beginning of Period	$3,344	$3,357

New loans	1,166	771
Repayments	(1,170)	(784)

Aggregate balance - End of Period	$3,340	$3,344

The following tables illustrate the contractual aging of the recorded investment in past due loans by class of loans as of December 31, 2012 and 2011:

As of December 31, 2012
							Recorded
							Investment > 90
	30 - 59 Days	60 - 89 Days	Greater than 90	Total			Days and
	Past Due	Past Due	Days	Past Due	Current	Total Loans	Accruing

Commercial Real Estate:
Commercial Real Estate - construction	$-	$-	$173	$173	$2,073	$2,246	$-
Commercial Real Estate - other	3,210	540	282	4,032	48,395	52,427	-
Commercial - non real estate	113	-	-	113	7,989	8,102	-

Consumer:
Consumer - Real Estate	59	-	13	72	10,337	10,409	-
Consumer - Other	11	5	6	22	1,237	1,259	6

Residential:
Residential	2,047	796	1,198	4,041	62,498	66,539	61
Total	$5,440	$1,341	$1,672	$8,453	$132,529	$140,982	$67

As of December 31, 2011
							Recorded
							Investment > 90
	30 - 59 Days	60 - 89 Days	Greater than 90	Total			Days and
	Past Due	Past Due	Days	Past Due	Current	Total Loans	Accruing

Commercial Real Estate:
Commercial Real Estate - construction	$-	$-	$173	$173	$91	$264	$-
Commercial Real Estate - other	3,808	339	245	4,392	49,546	53,938	-
Commercial - non real estate	46	29	-	75	6,927	7,002	-

Consumer:
Consumer - Real Estate	394	34	128	556	12,839	13,395	-
Consumer - Other	5	25	-	30	1,447	1,477	-

Residential:
Residential	3,055	1,501	1,969	6,525	60,074	66,599	238
Total	$7,308	$1,928	$2,515	$11,751	$130,924	$142,675	$238

The Bank uses an eight tier risk rating system to grade its commercial loans. The grade of a loan may change during the life of the loans. The risk ratings are described as follows:

Risk Grade 1 (Excellent) - Prime loans based on liquid collateral, with adequate margin or supported by strong financial statements. Probability of serious financial deterioration is unlikely. High liquidity, minimum risk, strong ratios, and low handling costs are common to these loans. This classification also includes all loans secured by certificates of deposit or cash equivalents.

Risk Grade 2 (Good) - Desirable loans of somewhat less stature than Grade 1, but with strong financial statements. Probability of serious financial deterioration is unlikely. These loans possess a sound repayment source (and/or a secondary source). These loans represent less than the normal degree of risk associated with the type of financing contemplated.

Risk Grade 3 (Satisfactory) - Satisfactory loans of average risk - may have some minor deficiency or vulnerability to changing economic conditions, but still fully collectible. There may be some minor weakness but with offsetting features or other support readily available. These loans present a normal degree of risk associated with the type of financing. Actual and projected indicators and market conditions provide satisfactory assurance that the credit shall perform in accordance with agreed terms.

Risk Grade 4 (Acceptable) - Loans considered satisfactory, but which are of slightly "below average" credit risk due to financial weaknesses or uncertainty. The loans warrant a somewhat higher than average level of monitoring to insure that weaknesses do not advance. The level of risk is considered acceptable and within normal underwriting guidelines, so long as the loan is given the proper level of management supervision.

Risk Grade 4.5 (Monitored) - Loans are considered "below average" and monitored more closely due to some credit deficiency that poses additional risk but is not considered adverse to the point of being a "classified" credit. Possible reasons for additional monitoring may include characteristics such as temporary negative debt service coverage due to weak economic conditions, borrower may have experienced recent losses from operations, declining equity and/or increasing leverage, or marginal liquidity that may affect long-term sustainability. Loans of this grade have a higher degree of risk and warrant close monitoring to insure against further deterioration.

Risk Grade 5 (Other Assets Especially Mentioned) (OAEM) - Loans which possess some credit deficiency or potential weakness, which deserve close attention, but which do not yet warrant substandard classification. Such loans pose unwarranted financial risk that, if not corrected, could weaken the loan and increase risk in the future.

Risk Grade 6 (Substandard) - Loans are "substandard" whose full, final collectability does not appear to be a matter of serious doubt, but which nevertheless portray some form of well defined weakness that requires close supervision by Bank management. The noted weaknesses involve more than normal banking risk. One or more of the following characteristics may be exhibited in loans classified Substandard: (1) Loans possess a defined credit weakness and the likelihood that the loan shall be paid from the primary source of repayment is uncertain; (2) Loans are not adequately protected by the current net worth and/or paying capacity of the obligor; (3) primary source of repayment is gone, and the Bank is forced to rely on a secondary source of repayment such as collateral liquidation or guarantees; (4) distinct possibility that the Bank shall sustain some loss if deficiencies are not corrected; (5) unusual courses of action are needed to maintain a high probability of repayment; (6) the borrower is not generating enough cash flow to repay loan principal, however, continues to make interest payments; (7) the Bank is forced into a subordinated or unsecured position due to flaws in documentation; (8) loans have been restructured so that payment schedules, terms, and collateral represent concessions to the borrower when compared to normal loan terms; (9) the Bank is contemplating foreclosure or legal action due to the apparent deterioration in the loan; or (10) there is a significant deterioration in the market conditions and the borrower is highly vulnerable to these conditions.

Grade 7 (Doubtful) - Loans have all the weaknesses of those classified Substandard. Additionally, however, these weaknesses make collection or liquidation in full, based on existing conditions, improbable. Loans in this category are typically not performing in conformance with established terms and conditions. Full repayment is considered "Doubtful", but extent of loss is not currently determinable.

Risk Grade 8 (Loss) - Loans are considered uncollectible and of such little value, that continuing to carry them as an asset on the Bank's financial statements is not feasible.

The following tables present the risk category of loans by class of loans based on the most recent analysis performed as of December 31, 2012 and 2011:

As of December 31, 2012

	Commercial Real Estate	Commercial Real Estate
Loan Grade	Construction	Other	Commercial

1-2	$-	$-	$-
3	615	13,895	2,376
4	1,458	27,488	5,489
5	-	2,712	37
6	173	8,332	200
7	-	-	-
8	-	-	-
Total	$2,246	$52,427	$8,102

As of December 31, 2011

	Commercial Real Estate	Commercial Real Estate
Loan Grade	Construction	Other	Commercial

1-2	$-	$-	$7
3	-	10,911	2,178
4	91	31,926	4,512
5	-	1,078	-
6	173	10,023	305
7	-	-	-
8	-	-	-
Total	$264	$53,938	$7,002

For residential real estate and other consumer credit the Company also evaluates credit quality based on the aging status of the loan and by payment activity. Loans 60 or more days past due are monitored by the collection committee.

The following tables present the risk category of loans by class based on the most recent analysis performed as of December 31, 2012 and 2011:

As of December 31, 2012
Residential

Loan Grade:
Pass	$64,669
Special Mention	-
Substandard	1,871
Total	$66,540

	Consumer -
	Real Estate	Consumer - Other

Performing	$10,381	$1,252
Nonperforming	28	6
Total	$10,409	$1,258

As of December 31, 2011
Residential

Loan Grade:
Pass	$63,941
Special Mention	-
Substandard	2,658
Total	$66,599

	Consumer -
	Real Estate	Consumer - Other

Performing	$13,248	$1,473
Nonperforming	147	4
Total	$13,395	$1,477

The following tables present the recorded investment in non-accrual loans by class as of December 31, 2012 and 2011:

As of December 31
	2012	2011
Commercial Real Estate:
Commercial Real Estate - construction	$173	$173
Commercial Real Estate - other	2,851	356
Commercial	-	-

Consumer:
Consumer - real estate	28	152
Consumer - other	1	-

Residential:
Residential	1,810	2,420

Total	$4,863	$3,101

The following tables present loans individually evaluated for impairment by class of loans as of December 31, 2012 and 2011:

				For the Twelve Months Ended
Impaired Loans				December 31,
As of December 31, 2012				2012
	Unpaid Principal	Recorded	Related	Average	Interest
	Balance	Investment	Allowance	Recorded	Income
				Investment	Recognized

With no related allowance recorded:
Commercial	$-	$-	$-	$-	$-
Commercial Real Estate - Construction	1,589	173	-	173	-
Commercial Real Estate - Other	4,869	4,535	-	5,084	138
Consumer - Real Estate	33	28	-	34	-
Consumer - Other	1	1	-	3	-
Residential	1,365	1,194	-	1,359	-

With a specific allowance recorded:
Commercial	-	-	-	-	-
Commercial Real Estate - Construction	-	-	-	-	-
Commercial Real Estate - Other	2,138	2,127	101	2,167	80
Consumer - Real Estate	-	-	-	-	-
Consumer - Other	-	-	-	-	-
Residential	616	616	141	642	-

Totals:
Commercial	$-	$-	$-	$-	$-
Commercial Real Estate - Construction	$1,589	$173	$-	$173	$-
Commercial Real Estate - Other	$7,007	$6,662	$101	$7,251	$218
Consumer - Real Estate	$33	$28	$-	$34	$-
Consumer - Other	$1	$1	$-	$3	$-
Residential	$1,981	$1,810	$141	$2,001	$-

				For the Twelve Months Ended
Impaired Loans				December 31,
As of December 31, 2011				2011
	Unpaid Principal	Recorded	Related	Average	Interest
	Balance	Investment	Allowance	Recorded	Income
				Investment	Recognized

With no related allowance recorded:
Commercial	$-	$-	$-	$-	$-
Commercial Real Estate - Construction	1,589	173	-	469	-
Commercial Real Estate - Other	626	626	-	509	135
Consumer - Real Estate	171	152	-	196	-
Consumer - Other	0	0	-	7	-
Residential	2,017	1,640	-	1,928	-

With a specific allowance recorded:
Commercial	-	-	-	-	-
Commercial Real Estate - Construction	-	-	-	516	-
Commercial Real Estate - Other	1,337	1,128	85	1,039	115
Consumer - Real Estate	-	-	-	-	-
Consumer - Other	-	-	-	-	-
Residential	813	780	199	860	-

Totals:
Commercial	$-	$-	$-	$-	$-
Commercial Real Estate - Construction	$1,589	$173	$-	$985	$-
Commercial Real Estate - Other	$1,963	$1,754	$85	$1,548	$250
Consumer - Real Estate	$171	$152	$-	$196	$-
Consumer - Other	$-	$-	$-	$7	$-
Residential	$2,830	$2,420	$199	$2,788	$-

No additional funds are committed to be advanced in connection with impaired loans.

The Bank may agree to modify the terms of a loan in order to improve the Bank's ability to collect amounts due. These modifications may include reduction of the interest rate, extension of the loan term, or in some cases, reduction of the principal balance. Modifications that are performed due to the debtor's financial difficulties are considered Troubled Debt Restructurings (TDRs). Loans that were classified as TDRs during the year ended December 31, 2012 are as follows:

For the Twelve Months Ended
December 31, 2012
Troubled Debt Restructurings
		Pre-Modification	Post-Modification	That Subsequently Defaulted
	Number of	Outstanding Recorded	Outstanding Recorded	Number of	Recorded
	Contracts	Investments	Investment	Contracts	Investment

Troubled Debt Restructurings

Commercial Real Estate - Construction	-	$-	$-	-	$-
Commercial Real Estate - Other	-	-	-	1	53
Commercial - non real estate	4	3,542	2,737	-	-
Residential	-	-	-	-	-

For the Twelve Months Ended
December 31, 2011
Troubled Debt Restructurings
		Pre-Modification	Post-Modification	That Subsequently Defaulted
	Number of	Outstanding Recorded	Outstanding Recorded	Number of	Recorded
	Contracts	Investments	Investment	Contracts	Investment

Troubled Debt Restructurings

Commerical Real Estate - Construction	-	$-	$-	-	$-
Commercial Real Estate - Other	3	1,503	1,398	-	-
Consumer - Real Estate	-	-	-	-	-
Residential	-	-	-	-	-

For the majority of the Bank's impaired loans, the Bank will apply the observable market price methodology. However, the Bank may also utilize a measurement incorporating the present value of expected future cash flows discounted at the loan's effective rate of interest. To determine observable market price, collateral asset values securing an impaired loan are periodically evaluated. Maximum time of re-evaluation is every 12 months. In this process, third party evaluations are obtained and heavily relied upon. Until such time that updated evaluations are received, the Bank may discount the collateral value used.

The Bank uses the following guidelines as stated in policy to determine when to realize a charge-off, whether a partial or full loan balance. A charge down in whole or in part is realized when unsecured consumer loans, credit card credits and overdraft lines of credit reach 90 days delinquency. At 120 days delinquent, secured consumer loans are charged down to the value of collateral, if repossession of the collateral is assured and/or in the process of repossession. Consumer mortgage loan deficiencies are charged down upon the sale of the collateral or sooner upon the recognition of collateral deficiency. Commercial credits are charged down at 90 days delinquency, unless an established and approved work-out plan is in place or litigation of the credit will likely result in recovery of the loan balance. Upon notification of bankruptcy, unsecured debt is charged off. Additional charge-off may be realized as further unsecured positions are recognized.

The ALLL has a direct impact on the provision expense. An increase in the ALLL is funded through recoveries and provision expense.

Activity in the allowance for loan and lease losses was as follows for the years ended December 31, 2012 and 2011:

For the Year Ended December 31, 2012
	Commercial	Commercial		Consumer
	Construction	Real Estate	Commercial	Real Estate	Consumer	Residential	Unallocated	Total

Allowance for credit losses:
Beginning Balance	$10	$393	$53	$146	$46	$870	$-	$1,518
Charge-offs	-	(265)	-	(87)	(44)	(840)	-	(1,236)
Recoveries	-	10	-	16	10	65	-	101
Provision	54	441	16	24	21	811	-	1,367
Ending Balance	$64	$579	$69	$99	$33	$906	$-	$1,750

Ending balance: individually evaluated for impairment	$-	$101	$-	$-	$-	$141	$-	$242

Ending balance: loans collectively evaluated for impairment	$64	$478	$69	$99	$33	$765	$-	$1,508

Loans:
Ending Balance	$2,246	$52,427	$8,102	$10,409	$1,259	$66,539	$-	$140,982

Ending balance: individually evaluated for impairment	$173	$6,662	$-	$28	$1	$1,810	$-	$8,674

Ending balance: loans collectively evaluated for impairment	$2,073	$45,765	$8,102	$10,381	$1,258	$64,729	$-	$132,308

For the Year Ended December 31, 2011
	Commercial	Commercial		Consumer
	Construction	Real Estate	Commercial	Real Estate	Consumer	Residential	Unallocated	Total

Allowance for credit losses:
Beginning Balance	$535	$1,281	$192	$228	$59	$536	$-	$2,831
Charge-offs	(93)	(334)	(6)	(166)	(26)	(1,119)	-	(1,744)
Recoveries	-	79	1	31	11	25	-	147
Provision	(432)	(633)	(134)	53	2	1,428	-	284
Ending Balance	$10	$393	$53	$146	$46	$870	$-	$1,518

Ending balance: individually evaluated for impairment	$-	$85	$-	$-	$-	$199	$-	$284

Ending balance: loans collectively evaluated for impairment	$10	$308	$53	$146	$46	$671	$-	$1,234

Loans:
Ending Balance	$264	$53,938	$7,002	$13,395	$1,477	$66,599	$-	$142,675

Ending balance: individually evaluated for impairment	$173	$1,754	$-	$152	$-	$2,420	$-	$4,499

Ending balance: loans collectively evaluated for impairment	$91	$52,184	$7,002	$13,243	$1,477	$64,179	$-	$138,176

Property and Equipment	12 Months Ended
Dec. 31, 2012
Property and Equipment [Abstract]
Property and Equipment

Note 4 - Property and Equipment

A summary of property and equipment is as follows:

	December 31
	2012	2011

Land	$1,112	$1,188
Land improvements	184	214
Buildings	6,249	6,483
Equipment	3,682	3,712

Total property and equipment	11,227	11,597

Accumulated depreciation	5,833	5,751

Net property and equipment	$5,394	$5,846

Depreciation expense was $303,000 and $392,000 for the periods ended December 31, 2012 and 2011, respectively.

Servicing	12 Months Ended
Dec. 31, 2012
Servicing [Abstract]
Servicing

Note 5 - Servicing

Loans serviced for others are not included in the accompanying consolidated statement of financial condition. The unpaid principal balances of mortgage and other loans serviced for others were approximately $140,676,000 and $143,051,000 at December 31, 2012 and 2011, respectively.

The key economic assumptions used in determining the fair value of the mortgage servicing rights are as follows:

	December 31,
	2012	2011
Annual constant prepayment speed (CPR)	17.86%	17.52%
Weighted average life (in months)	246	246
Discount rate	8.11%	8.13%

The fair value of our mortgage servicing rights was estimated to be $1,046,000 and $1,089,000 at December 31, 2012 and December 31, 2011, respectively. At December 31, 2012 a valuation allowance of $19,000 was established against the mortgage servicing rights associated with our 20-year fixed-rate sold loan portfolio.

The following table summarizes mortgage servicing rights capitalized and amortized, along with the aggregate activity in related valuation allowances:

	December 31
	2012	2011

Balance - beginning of period:	$993	$960
Originated mortgage servicing rights capitalized	426	362
Amortization of mortgage servicing rights	(384)	(329)

Balance - end of period	1,035	993

Valuation allowances:
Balance - beginning of period	-	-
Additions	(19)	-
Reductions	-	-
Write-downs	-	-

Balance - end of period (net of allowances)	$1,016	$993

Intangible Assets	12 Months Ended
Dec. 31, 2012
Intangible Assets [Abstract]
Intangible Assets

Note 6 - Intangible Assets

Intangible assets of the Company are summarized as follows:

	December 31, 2012
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortized intangible assets:
Core deposit	$3,081	$3,078	$3
Commission residual	600	445	155
Total	$3,681	$3,523	$158

	December 31, 2011
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortized intangible assets:
Core deposit	$3,081	$3,017	$64
Commission residual	600	329	271
Total	$3,681	$3,346	$335

Amortization expense was $177,000 and $292,000 for the periods ended December 31, 2012 and 2011, respectively.

As discussed in Note 1, on February 27, 2009 the Company announced that it had sold the majority of the assets of the InsuranCenter of Alpena. The Company allocated the goodwill between the assets sold and the assets retained.

The assets retained relate to a future stream of commissions related to the override commission discussed earlier. Under an agreement, the Company will receive a portion of the override commission through April, 2014. Management computed an estimated cash flow on this commission and using a 6.0% discount rate determined a fair value of $600,000. Since the $600,000 allocation of fair value relates to a finite life asset, the Company re-characterized the goodwill as an amortizable intangible and began amortizing the asset in March, 2009.

The following table sets forth the amount of remaining amortization for intangibles assets:

	For the Year Ended December 31,
	2013	2014

Core deposit	2	1
Commission residual	116	39
Total	118	40

Deposits	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
Deposits

Note 7 - Deposits

Deposit accounts, by type and range of rates, consist of the following:

	December 31
	2012	2011
Account Type

NOW accounts and MMDA	$44,218	$41,795
Regular savings accounts	19,867	17,873

Total	64,085	59,668

Certificate of Deposit Rates

0.50 percent to 0.99 percent	42,698	38,802
1.00 percent to 1.99 percent	15,962	18,343
2.00 percent to 2.99 percent	10,746	16,057
3.00 percent to 3.99 percent	3,398	4,078
4.00 percent to 4.99 percent	394	1,092

Total certificate of deposits	73,198	78,372

Total interest-bearing deposits	$137,283	$138,040

Certificates of deposit $100,000 or greater at December 31, 2012 and 2011 were $25,993,000 and $25,499,000, respectively.

The following table sets forth the amount and maturities of certificates of deposit:

	December 31, 2012
	Amount Due
Rate	Less than 1 Year	1-2 Years	2-3 Years	3-5 Years	Greater than 5 Years	Total
0.50 percent to
0.99 percent	$30,190	$10,916	$1,563	$29	$-	$42,698
1.00 percent to
1.99 percent	3,514	3,540	953	7,831	124	15,962
2.00 percent to
2.99 percent	3,296	1,458	3,961	459	1,572	10,746
3.00 percent to
3.99 percent	1,899	424	484	-	591	3,398
4.00 percent to
4.99 percent	261	-	46	87	-	394
Total	$39,160	$16,338	$7,007	$8,406	$2,287	$73,198

Interest expense on deposits is summarized as follows:

	Year Ended December 31
	2012	2011

NOW and MMDAs	$95	$159
Regular savings	10	9
Certificates of deposit	929	1,381

Total	$1,034	$1,549

Deposits from related parties held by the Bank at December 31, 2012 and 2011 amounted to $1,271,000 and $698,000, respectively.

Federal Home Loan Bank and Federal Reserve Advances	12 Months Ended
Dec. 31, 2012
Federal Home Loan Bank and Federal Reserve Advances [Abstract]
Federal Home Loan Bank and Federal Reserve Advances

Note 8 - Federal Home Loan Bank and Federal Reserve Advances

The Bank has advances from the Federal Home Loan Bank. Interest rates range from 0.50% to 3.81% with a weighted average interest rate of 1.46%. These advances contain varying maturity dates through November 5, 2019 with a weighted average maturity of approximately 26 months. The advances are collateralized by approximately $50,002,000 and $47,802,000 of mortgage loans as of December 31, 2012 and 2011, respectively. In addition, at December 31, 2012 and 2011, securities with a carrying value of $31,713,000 and $19,877,000, respectively, were pledged as collateral for Federal Home Loan Bank advances. Available borrowings with the Federal Home Loan Bank at December 31, 2012 totaled $53,847,000, of which $26,400,000 was outstanding.

The advances are subject to prepayment penalties subject to the provisions and conditions of the credit policy of the Federal Home Loan Bank. Future maturities of the advances are as follows:

December 31, 2012
Years Ending December 31	Amount	Weighted Average Interest Rate

2013	$14,968	1.52
2014	553	1.12
2015	1,162	1.17
2016	5,572	1.26
2017	2,983	1.86
Thereafter	1,120	1.12
Total	$26,358	1.46

The Bank did not have any variable rate advances as of December 31, 2012 or 2011, respectively.

In 2009, the Bank entered into a discount window loan agreement with the Federal Reserve Bank that allows for advances up to seventy-five percent of the collateral balance. As of December 31, 2012, these advances are secured by investment securities with a fair value of approximately $6,698,000 and are generally due within 28 days from the date of the advance. The interest rate on the advances is based on the quoted Federal Reserve discount window rate (effective rate of 0.75 percent as of December 31, 2012). At December 31, 2012 and 2011, the Bank had $0 outstanding in Federal Reserve Bank advances.

Federal Income Tax	12 Months Ended
Dec. 31, 2012
Federal Income Tax [Abstract]
Federal Income Tax

Note 9 - Federal Income Tax

Deferred tax assets and liabilities are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using the enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be reversed. The Company and the Bank file a consolidated Federal income tax return.

The analysis of the consolidated provision for federal income tax is as follows:

	Year Ended December 31
	2012	2011

Continuing operations:
Current provision	$-	$18
Deferred benefit	-	(18)

Total	$-	$-

The following presents a reconciliation of income taxes as shown on the Consolidated Statement of Operations with that which would be computed by applying the statutory Federal tax rate of 34% to income (loss) before taxes in 2012 and 2011.

	Year Ended December 31
	2012	2011

Tax (benefit) expense at statutory rate	$(73)	$252
Increase (decrease) from:
Change in valuation allowance	138	(177)
Tax-exempt interest	(52)	(55)
Other	(13)	(20)

Total income tax expense	$-	$-

Management monitors changes in tax statutes and regulations and the issuance of judicial decisions to determine the potential impact to uncertain income tax positions. At December 31, 2012 and 2011, the Company had no unrecognized tax benefits recorded. The Company does not expect the amount of unrecognized tax benefits to significantly change within the next twelve months. During 2012 and 2011, there were no material uncertain income tax positions.

Management believes that it is more likely than not that a portion of the deferred Federal tax assets will be realized. At December 31, 2012 and 2011 there was $3.2 million and $3.0 million of valuation allowance required. The tax effects of temporary differences that give rise to significant portions of the deferred Federal tax assets and deferred Federal tax liabilities are presented below

	December 31
	2012	2011
Deferred tax assets:
Other real estate owned	$96	$185
Non-accrual loan interest	65	20
Directors' benefit plan	274	279
Net operating loss carryforward	3,536	3,320
Investment in subsidiary	784	784
Net deferred loan origination fees	109	93
Other	192	139

Total deferred tax assets	5,056	4,820

Less: valuation allowance	3,166	3,028

Deferred tax liabilities:
Allowance for loan losses	158	143
Mortgage servicing rights	345	338
Partnership losses	117	118
Unrealized gain on available-for-sale securities	385	344
Depreciation	343	287
Other	211	190

Total deferred tax liabilities	1,559	1,420

Net deferred tax asset	$331	$372

The Company has net operating loss carryforwards of approximately $10.4 million generated from December 31, 2007 through December 31, 2012 that are available to reduce total taxable income through the years ending December 31, 2032.

For tax years beginning prior to January 1, 1996, a qualified thrift institution was allowed a bad debt deduction for tax purposes based on a percentage of taxable income or on actual experience. The Bank used the percentage of taxable income method through December 31, 1995.

A deferred tax liability has not been recognized for the tax bad debt base year reserves of the Bank. The base year reserves are the balance of reserves as of December 31, 1987. At December 31, 2012 and 2011, the amount of those reserves was approximately $60,000. The amount of the unrecognized deferred tax liability at December 31, 2012 and 2011 was approximately $20,000.

Off Balance Sheet Risk Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Off Balance Sheet Risk Commitments and Contingencies [Abstract]
Off Balance Sheet Risk Commitments and Contingencies

Note 10 - Off Balance Sheet Risk Commitments and Contingencies

In the normal course of business, the Bank enters into commitments with off-balance sheet risk to meet the financing needs of its customers. These instruments are currently limited to commitments to extend credit and standby letters of credit. Commitments to extend credit involve elements of credit risk and interest rate risk in excess of the amount recognized in the consolidated balance sheets. The Bank's exposure to credit loss in the event of nonperformance by the other party to the commitment is represented by the contractual amount of the commitment. The Bank uses the same credit policies in making commitments as it does for on-balance sheet instruments. Interest rate risk on commitments to extend credit results from the possibility that interest rates may have moved unfavorably from the position of the Bank since the time the commitment was made.

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates of 30 to 120 days or other termination clauses and may require payment of a fee. Since some of the commitments may expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements.

The Bank evaluates each customer's credit worthiness on a case-by-case basis. The amount of collateral obtained by the Bank upon extension of credit is based on management's credit evaluation of the applicant. Collateral held is generally single-family residential real estate and commercial real estate. Substantially all of the obligations to extend credit are variable rate. Standby letters of credit are conditional commitments issued to guarantee the performance of a customer to a third party. Standby letters of credit generally are contingent upon the failure of the customer to perform according to the terms of the underlying contract with the third party.

A summary of the contractual amount of commitments at December 31, 2012 and 2011 follows:

	December 31
	2012	2011

Commitments to grant loans	$9,498	$9,783
Unfunded commitments under lines of credit	13,074	14,485
Commercial and standby letters of credit	4	150

The nature of the Company's business may result in litigation. Management, after reviewing with counsel all actions and proceedings pending against or involving First Federal of Northern Michigan Bancorp, Inc. and subsidiaries, considers that the aggregate liability or loss, if any, resulting from them will not be material to the Company's financial position, results of operation or liquidity.

Stockholders' Equity	12 Months Ended
Dec. 31, 2012
Stockholders' Equity [Abstract]
Stockholders' Equity

Note 11 - Stockholders' Equity

Payment of dividends on the common stock is subject to determination and declaration by the Board of Directors and depends on a number of factors, including capital requirements, regulatory limitation on payment of dividends, the Bank's results of operations and financial condition, tax considerations, and general economic conditions.

The Bank is subject to various regulatory capital requirements which were administered by the Office of Thrift Supervision (OTS) until July 21, 2011. Effective that date, supervisory responsibility for federal savings associations was transferred to the Office of the Comptroller of the Currency (OCC). Failure to meet certain capital requirements can initiate certain mandatory and possibly additional discretionary action by regulators that, if undertaken, could have a direct material effect on the Company's financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank's assets, liabilities, and certain off balance sheet items as calculated under regulatory accounting practices. The Bank's capital amounts and classification are also subject to qualitative judgments by the regulators regarding components, risk-weightings, and other factors.

During the most recent regulatory examination, the OCC categorized the Bank as "well-capitalized" per definition of 12 CFR Section 565.4(b)(1). To be categorized as well-capitalized, the Bank must maintain minimum total risk-based, tier 1 risk based, and tangible equity ratios as set forth in the table below. There are no conditions or events since that notification that management believes have changed the Bank's categorization.

	Actual		For Capital Adequacy Purposes		To be Categorized as Well-Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)

December 31, 2012
Total capital (to risk- weighted assets)	$23,723	17.4%	$10,930	8.0%	$13,663	10.0%
Tier 1 capital (to risk- weighted assets)	$22,015	16.1%	$5,465	4.0%	$8,198	6.0%
Tangible capital (to tangible assets)	$22,015	10.3%	$3,197	1.5%	$4,263	2.0%

December 31, 2011
Total capital (to risk- weighted assets)	$23,568	17.2%	$10,961	8.0%	$13,702	10.0%
Tier 1 capital (to risk- weighted assets)	$22,334	16.3%	$5,481	4.0%	$8,221	6.0%
Tangible capital (to tangible assets)	$22,334	10.4%	$3,232	1.5%	$4,309	2.0%

Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans [Abstract]
Employee Benefit Plans

Note 12 - Employee Benefit Plans

Defined Benefit Pension Plan

The Bank is a participant in the multiemployer Financial Institutions Retirement Fund (FIRF or the "Plan"), which covers substantially all of its officers and employees. The defined benefit plan covers all employees who have completed one year of service, attained age 21, and worked at least 1,000 hours during the year. Normal retirement age is 65, with reduced benefits available at age 55. The Bank's contributions are determined by FIRF and generally represent the normal cost of the Plan. Specific Plan assets and accumulated benefit information for the Bank's portion of the Plan are not available. Under the Employee Retirement Income Security Act of 1974 (ERISA), a contributor to a multiemployer pension plan may be liable in the event of complete or partial withdrawal for the benefit payments guaranteed under ERISA. Effective July 1, 2005 the plan was frozen as to current participants and any new employees hired after July 1, 2004 were excluded from the plan. The expense of the Plan allocated to the Bank was $87,000 and $81,000 for the years ended December 31, 2012 and 2011, respectively.

401(k) Savings Plan

 The Bank has a Section 401(k) savings plan covering substantially all of its employees who meet certain age and service requirements. Contributions to the plan by the Bank are discretionary in nature in such amounts determined by the Board of Directors. The expense under the plan for the years ended December 31, 2012 and 2011 was $94,000 and $167,000, respectively.

Nonqualified Deferred Compensation Plan

The Bank has a nonqualified deferred compensation plan for certain of its directors. Through 1998, each eligible director could voluntarily defer all or part of his or her director's fees to participate in the program. The plan is currently unfunded and amounts deferred are unsecured and remain subject to claims of the Bank's general creditors.

Directors are paid once they reach normal retirement age or sooner for reason of death, total disability, or termination. The Bank may terminate the plan at any time. The amount recorded under the plan totaled approximately $807,000 and $821,000 at December 31, 2012 and 2011, respectively. The expense under the plan for the years ended December 31, 2012 and 2011 was $71,000 and $87,000, respectively.

Employee Stock Ownership Plan

Effective January 1, 1994, the Bank implemented an employee stock ownership plan (ESOP). The ESOP covers substantially all employees who have completed one year of service, attained age 21, and worked at least 1,000 hours during the year. To fund the ESOP, the Bank borrowed $480,000 from an outside party to purchase 48,000 shares of the Company's common stock at $10 per share. The ESOP note was payable quarterly with interest at the prime rate and was retired in 1999. All of the 1994 shares were allocated as of December 31, 1999. Compensation expense is measured by the fair value of ESOP shares allocated to participants during a fiscal year.

Pursuant to the 2005 second-step conversion and stock offering, the shareholders of the Company approved the purchase of 8% of shares sold in the stock offering by the ESOP. The Company provided a loan to the ESOP, which was used to purchase 138,709 shares of the Company's common stock in the stock offering at $10 per share. The loan bore interest at a rate equal to the current prime rate, adjustable on January 1 of each year and provided for repayment of principal over the 15 year term of the loan. Since the Company provided the loan to the ESOP, the note receivable was not included in the Company's balance sheet. Accordingly, the Company did not recognize interest income on the loan.

The Company made annual contributions to the ESOP sufficient to support the debt service of the loan. The loan was secured by the shares purchased, which were held in a suspense account for allocation among the participants as the loan is paid. Dividends paid on unallocated shares were not considered dividends for financial reporting purposes and were used to pay principal and interest on the ESOP loan. Dividends on allocated shares are charged to retained earnings.

The loan was paid in full as of December 31, 2009.

Compensation expense is recognized for the ESOP equal to the average fair value of shares committed to be released for allocation to participant accounts. Any difference between the average fair value of shares committed to be released for allocation and the ESOP's original acquisition cost is charged or credited to stockholders' equity (additional paid-in capital). During the years ended December 31, 2012 and 2011, respectively, 13,687 and 13,811 shares were sold into the open market and 15 and 0 shares were purchased from the open market. Total compensation expense was $0 for both the years ended December 31, 2012 and 2011.

Shares held by the ESOP include the following:

	December 31
	2012	2011

Allocated	121,608	138,345
Unallocated	-	-
Total	121,608	138,345

There were 3,065 and 8 shares distributed to ESOP participants in 2012 and 2011, respectively.

Stock-Based Compensation Plans

The Company's 1996 Stock Option Plan (the "1996 Plan"), which was approved by shareholders, permits the grant of share options to its employees for up to 127,491 shares of common stock (retroactively adjusted for the exchange ratio applied in the Company's 2005 stock offering and related second-step conversion). The Company's 2006 Stock-Based Incentive Plan (the "2006 Plan"), which was approved by the shareholders on May 17, 2006, permits the award of up to 242,740 shares of common stock of which the maximum number to be granted as Stock Options is 173,386 and the maximum that can be granted as Restricted Stock Awards is 69,354. Option awards are granted with an exercise price equal to the market price of the Company's stock at the date of grant; those option awards generally vest based on five years of continual service and have ten year contractual terms. Certain options provide for accelerated vesting if there is a change in control (as defined in the Plans). Shares issued under the Plan and exercised pursuant to the exercise of the stock option plan may be either authorized but unissued shares or reacquired shares held by the Company as treasury stock.

Stock Options - A summary of option activity under the Plan during the years ended December 31, 2012 and 2011 is presented below:

			Weighted-Average
		Weighted-	Remaining
		Average	Contractual Term	Aggregate
Options	Shares	Exercise Price	(Years)	Intrinsic Value

Outstanding at January 1, 2011	186,132	$9.47	5.3	-

Granted in 2011	-	$0.00

Exercised in 2011	-	$0.00

Forfeited or Expired in 2011	(3,450)	$9.54

Outstanding at December 31, 2011	182,682	$9.47	4.3	-

Granted in 2012	-	$0.00

Exercised in 2012	-	$0.00

Forfeited or expired in 2012	(15,062)	$8.81

Oustanding at December 31, 2012	167,620	$9.53	3.38	-

Options Exercisable at December 31, 2012	167,620	$9.53	3.38	-

There were 39,166 shares available for future granting of options as of December 31, 2012.

The aggregate intrinsic value of outstanding options shown in the table above represents the total pretax intrinsic value (i.e. the difference between the Company's closing stock price of $4.60 on December 31, 2012 and the exercise price times the number of shares) that would have been received by the option holder had all option holders exercised their options on December 31, 2012. The amount changes based on the fair market value of the stock. This value was $0.00 at December 31, 2012.

As of December 31, 2012, the total compensation cost of outstanding options was fully recognized. The total fair value of shares vested during the year ended December 31, 2012 and 2011 was $4,200 and $137,000, respectively. Compensation expense for 2012 and 2011 related to options granted under this plan was $1,200 and $31,000, respectively.

A summary of the status of the Company's nonvested options as of December 31, 2012 and 2011 and changes during the years then ended is presented below:

		Weighted-Average
		Grant-Date
Nonvested Shares	Shares	Fair Value

Nonvested at January 1, 2011	37,358	$2.11

Granted	-	$0.00

Vested	(36,118)	$2.11

Forfeited	-	$0.00

Nonvested at December 31, 2011	1,240	$2.19

Granted	-	$0.00

Vested	(1,240)	$2.19

Forfeited	-	$0.00

Nonvested at December 31, 2012	0	$0.00

Restricted Stock Awards - The Company did not grant any award shares during the years ended December 31, 2012 and 2011. Compensation expense for 2012 and 2011 related to awards granted under this plan was $1,000 and $37,000, respectively.

The shares vest over a five year service period. As of December 31, 2012, the total compensation cost of the Plan was fully recognized.

The following table summarizes the activity of restricted stock awards under the Plan during the years ended December 31, 2012 and 2011:

	For the Year Ended December 31,
	2012	2011

Beginning of period	300	13,050

Granted	-	-

Vested	(300)	(12,750)

Forfeited	-	-

Nonvested, end of period	0	300

There were 5,304 shares available for future grants of award shares at December 31, 2012.

Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
Fair Value Measurements

Note 13 - Fair Value Measurements

The fair value of financial assets and liabilities recorded at fair value is categorized in three levels. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. These levels are as follows:

Level 1 - Valuations based on quoted prices in active markets, such as the New York Stock Exchange. Valuations are obtained from readily available pricing sources for market transactions involving identical assets or liabilities.

Level 2 - Valuations of assets and liabilities traded in less active dealer or broker markets. Valuations include quoted prices for similar assets and liabilities traded in the same market; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable. Valuations may be obtained from, or corroborated by, third-party pricing services.

Level 3 - Assets and liabilities with valuations that include methodologies and assumptions that may not be readily observable, including option pricing models, discounted cash flow models, yield curves and similar techniques. Level 3 valuations incorporate certain assumptions and projections in determining the fair value assigned to such assets or liabilities, but in all cases are corroborated by external data, which may include third-party pricing services.

The following table presents information about the Company's assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 and 2011, and the valuation techniques used by the Company to determine those fair values.

Assets and Liabilities Measured at Fair Value on a Recurring Basis at December 31, 2012

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value as of December 31, 2012

Investment securities - available-for-sale:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$-	$9,247	$-	$9,247
Municipal notes	-	10,758	-	10,758
Corporate securities	-	1,150		1,150
Mortgage-backed securities	-	29,608	-	29,608
Equity securities	-	1	-	1

Total investment securities - available-for-sale	$-	$50,764	$-	$50,764

Assets and Liabilities Measured at Fair Value on a Recurring Basis at December 31, 2011

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value as of December 31, 2011

Investment securities - available-for-sale:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$-	$14,863	$-	$14,863
Municipal notes	-	7,276	-	7,276
Mortgage-backed securities	-	30,909	-	30,909
Equity securities	-	1	-	1

Total investment securities - available-for-sale	$-	$53,049	$-	$53,049

Fair value measurements of U.S. Government agencies, mortgage backed securities and municipal notes use pricing models that vary and may consider various assumptions, including time value, yield curves, volatility factors, prepayment speeds, default rates, loss severity, current market and contractual prices for the underlying financial instruments, as well as other relevant economic measures.

There were no transfers between Levels 1 and 2 of the fair value hierarchy during the years ended December 31, 2012 and 2011. For the available for sale securities, the Company obtains fair value measurements from an independent third-party service.

The Company has assets that, under certain conditions, are subject to measurement at fair value on a nonrecurring basis. At December 31, 2012 and 2011, such assets consist primarily of impaired loans and other real estate owned. The Company has estimated the fair values of these assets using Level 3 inputs, specifically discounted cash flow projections.

The following table presents the balance of assets and liabilities measured at fair value on a nonrecurring basis:

Assets Measured at Fair Value on a Nonrecurring Basis at December 31, 2012

	Balance at December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Impaired loans accounted for under FASB ASC 310-10	$6,835	$-	$-	$6,835

Other real estate owned -residential mortgages	$947	$-	$-	$947

Other real estate owned - commercial	$319	$-	$-	$319

Other repossessed assets	$1,121	$-	$-	$1,121

Total assets at fair value on a non-recurring basis				$8,772

Assets Measured at Fair Value on a Nonrecurring Basis at December 31, 2011

	Balance at December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Impaired loans accounted for under FASB ASC 310-10	$1,927	$-	$-	$1,927

Other real estate owned -residential mortgages	$1,087	$-	$-	$1,086

Other real estate owned - commercial	$1,015	$-	$-	$1,015

Other repossessed assets	$1,307	$-	$-	$1,307

Total assets at fair value on a non-recurring basis				$5,335

Impaired and nonaccrual loans:    Fair value adjustments for these items typically occur when there is evidence of impairment. Loans are designated as impaired when, in the judgment of management based on current information and events, it is probable that all amounts due according to the contractual terms of the loan agreement will not be collected. The measurement of loss associated with impaired loans can be based on either the observable market price of the loan or the fair market value of the collateral. The Company measures fair value based on the value of the collateral securing the loans. Collateral may be in the form of real estate or personal property including equipment and inventory. The vast majority of collateral is real estate. The value of the collateral is determined based on internal estimates as well as third party appraisals or non-binding broker quotes. These measurements were classified as Level 3.

Other Real Estate:    Other real estate includes foreclosed assets and properties securing residential and commercial loans. Foreclosed assets are adjusted to fair value less costs to sell upon transfer of the loans to foreclosed assets. Subsequently, foreclosed assets are carried at lower of carry value or fair value less costs to sell. Fair value is generally based upon internal estimates and third party appraisals or non-binding broker quotes and, accordingly, considered a Level 3 classification

The following methods and assumptions were used by the Company in estimating fair value disclosures for financial instruments:

Cash and Cash Equivalents - The carrying amounts of cash and short-term instruments approximate fair values.

Investment Securities - Fair value for the Bank's investment securities was determined using the market value in active markets, where available. When not available, fair values are estimated using the fair value hierarchy. In the fair value hierarchy, Level 2 fair values are determined using observable inputs other than Level 1 market prices, such as quoted prices for similar assets. Level 3 values are determined using unobservable inputs, such as discounted cash flow projections.

Loans Receivable - For variable-rate loans that reprice frequently and with no significant change in credit risk, fair values are based on carrying values. Fair values for certain mortgage loans (e.g., one- to four-family residential), credit card loans, and other consumer loans are based on quoted market prices of similar loans sold in conjunction with securitization transactions, adjusted for differences in loan characteristics. Fair values for other loans (e.g., commercial real estate and investment property mortgage loans, commercial, and industrial loans) are estimated using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality. Fair values for nonperforming loans are estimated using discounted cash flow analyses or underlying collateral values, where applicable.

Federal Home Loan Bank Stock - The carrying value of Federal Home Loan Bank stock approximates fair value based on the redemption provisions of the Federal Home Loan Bank.

Deposit Liabilities - The fair values disclosed for demand deposits (e.g., interest and noninterest checking, passbook savings, and certain types of money market accounts) are, by definition, equal to the amount payable on demand at the reporting date (i.e., their carrying amounts). The carrying amounts of variable-rate, fixed-term money market accounts and certificates of deposit approximate their fair values at the reporting date. Fair values for fixed-rate certificates of deposit are estimated using a discounted cash flow calculation that applies interest rates currently being offered on certificates to a schedule of aggregated expected monthly maturities on time deposits.

Federal Home Loan Bank Advances - The estimated fair value of the fixed and variable rate Federal Home Loan Bank advances are estimated by discounting the related cash flows using the rates currently available for similarly structured borrowings with similar maturities.

REPO Sweep Accounts - The fair values disclosed for REPO Sweeps are equal to the amount payable on demand at the reporting date (i.e., their carrying amounts).

Accrued Interest - The carrying amounts of accrued interest approximate fair value.

The estimated fair values and related carrying amounts of the Company's financial instruments as of December 31, 2012 and 2011 are as follows:

December 31, 2012	Carrying Value	Level 1	Level 2	Level 3	Total Estimated Fair Value
	(dollars in thousands)
Financial assets:
Cash and cash equivalents	$2,752	$2,752	$-	$-	$2,752
Securities available for sale	50,764	-	50,764	-	50,764
Securities held to maturity	2,345	-	2,570	-	2,570
Loans held for sale	79			84	84
Loans receivable - net	138,912	-	-	140,877	140,877
Federal Home Loan Bank stock	3,266	-	3,266	-	3,266
Accrued interest receivable	970	-	970	-	970

Financial liabilities:
Customer deposits	158,350	-	159,335	-	159,335
Federal Home Loan Bank advances	26,358	-	26,493	-	26,493
REPO sweep accounts	3,183	-	3,183	-	3,183
Accrued interest payable	100	-	100	-	100

December 31, 2011	Carrying Value	Total Estimated Fair Value
	(dollars in thousands)

Financial assets:
Cash and cash equivalents	$2,749	$2,749
Securities available for sale	53,049	53,049
Securities held to maturity	2,435	2,665
Loans receivable - net	140,884	146,018
Federal Home Loan Bank stock	3,266	3,266
Accrued interest receivable	1,149	1,149

Financial liabilities:
Customer deposits	150,649	151,693
Federal Home Loan Bank advances	34,500	34,827
REPO sweep accounts	5,592	5,592
Accrued interest payable	148	148

Restrictions on Dividends	12 Months Ended
Dec. 31, 2012
Restrictions on Dividends [Abstract]
Restrictions on Dividends

Note 14 - Restrictions on Dividends

Dividends paid by the Bank are the primary source of funds available to the Company for payment of dividends to shareholders and for other working capital needs. The payment of dividends by the Bank to the Company is subject to restrictions by the Office of the Comptroller of Currency (OCC). These restrictions generally limit dividends to the current and prior two years' retained earnings. In addition to these restrictions, as a practical matter, dividend payments cannot reduce regulatory capital levels below the Company's regulatory capital requirements and minimum regulatory guidelines. Future dividend payments by the Company will be based on future earnings and the approval of the OCC.

Parent-Only Financial Statements	12 Months Ended
Dec. 31, 2012
Parent-Only Financial Statements [Abstract]
Parent-Only Financial Statements

Note 15 - Parent-Only Financial Statements

The following represents the condensed financial statements of First Federal of Northern Michigan Bancorp, Inc. ("Parent") only. The Parent-only financial information should be read in conjunction with the Company's consolidated financial statements.

Condensed parent company financial statements, which include transactions with the subsidiary, are as follows:

Balance Sheets:

	December 31
	2012	2011

Assets

Cash at subsidiary bank	$817	$516
Investment in subsidiary	23,304	23,734
Deferred tax asset	318	318
Other assets	-	-

Total assets	$24,439	$24,568

Liabilities and Stockholders' Equity

Liabilities	$4	$-
Stockholders' equity	24,435	24,568

Total liabilities and stockholders' equity	$24,439	$24,568

Statements of Operations:

	December 31
	2012	2011

Operating income	$-	$-

Dividend income	500	-

Operating expense	(205)	(199)

Income (loss) before income taxes and equity in undistributed net income of subsidiary bank	295	(199)

Income tax benefit	-	-

Income (loss) before equity in undistributed loss of subsidiary bank	295	(199)

Equity in undistributed net income (loss) of subsidiary bank	(509)	941

Net income (loss)	$(214)	$742

Statements of Cash Flows:

	December 31
	2012	2011

Cash Flows from Operating Activities
Net income (loss)	$(214)	$742
Adjustments to reconcile net income (loss) to net cash from operating activities:
Dividend from subsidiary bank	500	-
Stock options/awards	2	68
Equity in undistributed net income of subsidiary bank	9	(941)
Net change in deferred tax assets	-	-
Net change in other liabilities	4	-
Net change in other assets	-	223

Net cash provided by (used in) operating activities	515	(650)

Net Increase in Cash	301	92

Cash - Beginning of year	516	424

Cash - End of year	$817	$516

Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Results of Operations (Unaudited) [Abstract]
Quarterly Results of Operations (Unaudited)

Note 16 - Quarterly Results of Operations (Unaudited)

The following tables summarize the Company's quarterly results for the fiscal years ended December 31, 2012 and 2011:

	For the Three-Month Period Ending
	March 31, 2012	June 30, 2012	September 30, 2012	December 31, 2012
Interest income	$2,409	$2,352	$2,313	$2,169
Interest expense	464	427	394	369
Net interest income	1,945	1,925	1,919	1,800
Provision for loan losses	376	578	234	179
Other income	447	390	802	637
Other expenses	2,301	2,143	2,077	2,191
Income (Loss) - before income tax expense (benefit)	(285)	(406)	410	67
Income tax (benefit) expense	(886)	(136)	137	885
Net income (loss)	$601	$(270)	$273	$(818)

Net income (loss) per share
Basic	$0.21	$(0.09)	$0.09	$(0.28)
Diluted	$0.21	$(0.09)	$0.09	$(0.28)

Weighted average number of shares outstanding - basic and dilutive	2,884	2,884	2,884	2,884
Cash dividends declared per common share	$-	$-	$-	$-

	For the Three-Month Period Ending
	March 31, 2011	June 30, 2011	September 30, 2011	December 31, 2011
Interest income	$2,592	$2,691	$2,588	$2,519
Interest expense	605	581	564	512
Net interest income	1,987	2,110	2,024	2,007
Provision for loan losses	67	(19)	(67)	303
Other income	449	393	469	621
Other expenses	2,208	2,260	2,325	2,241
Income - before income tax expense (benefit)	161	262	235	84
Income tax expense	-	-	-	-
Net income	$161	$262	$235	$84

Net income per share
Basic	$0.06	$0.09	$0.08	$0.03
Diluted	$0.06	$0.09	$0.08	$0.03

Weighted average number of shares outstanding - basic and dilutive	2,884	2,884	2,884	2,884
Cash dividends declared per common share	$-	$-	$-	$-

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Principles of Consolidation

Principles of Consolidation - The consolidated financial statements include the accounts of First Federal of Northern Michigan Bancorp, Inc., First Federal of Northern Michigan, and the Bank's wholly owned subsidiaries, Financial Services & Mortgage Corporation ("FSMC") and FFNM Agency. FSMC invests in real estate, which includes leasing, selling, developing, and maintaining real estate properties. The main activity of FFNM Agency is to collect the stream of income associated with the sale of the Blue Cross/Blue Shield override business to an outside party and, to a lesser extent, the collection of commissions for the sale of non-insured investment products. All significant intercompany balances and transactions have been eliminated in the consolidation.

Use of Estimates

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses, the valuation of investment securities, intangible and deferred tax assets, and mortgage servicing rights.

Significant Group Concentrations of Credit Risk

Significant Group Concentrations of Credit Risk - Most of the Company's activities are with customers located within the northeastern lower peninsula of Michigan. Note 2 discusses the types of securities in which the Company invests. Note 3 discusses the types of lending in which the Company engages. The Company does not have any significant concentrations to any one industry or customer.

Cash and Cash Equivalents

Cash and Cash Equivalents - For the purpose of the consolidated statements of cash flows, cash and cash equivalents include cash and balances due from depository institutions and federal funds sold and interest bearing deposits in other depository institutions which mature within ninety days when purchased.

Securities

Securities - Debt securities that management has the positive intent and ability to hold to maturity are classified as "held to maturity" and recorded at amortized cost. Securities not classified as held to maturity, including equity securities with readily determinable fair values, are classified as "available for sale" and recorded at fair value, with unrealized gains and losses excluded from earnings and reported in other comprehensive income net of applicable income taxes.

The market value of securities is based on quoted market prices. For securities that do not have readily available market values, estimated market values are calculated based on the market values of comparable securities.

Purchase premiums and discounts are recognized in interest income using the interest method over the terms of the securities. Declines in the fair value of held-to-maturity and available-for-sale securities below their cost that are deemed to be other than temporary are reflected in earnings as realized losses. In estimating other-than-temporary impairment losses, management considers (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, and (3) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value. Gains and losses on the sale of securities are recorded on the trade date and are determined using the specific identification method.

Federal Home Loan Bank Stock
Federal Home Loan Bank Stock - The Bank is a member of the Federal Home Loan Bank of Indianapolis (FHLBI). Members are required to own a certain amount of stock based on the level of borrowings and other factors. Stock in the FHLBI is recorded at redemption value which approximates fair value. The Company periodically evaluates the FHLBI stock for impairment based on ultimate recovery of par value. Both cash and stock dividends are reported as income.

Mortgage Banking Activities

Mortgage Banking Activities - The Company routinely sells to investors its originated long-term residential fixed-rate mortgage loans. Mortgage loans originated and intended for sale in the secondary market are carried at the lower of cost or estimated fair value in the aggregate. Net unrealized losses, if any, are recognized through a valuation allowance by charges to income.

Mortgage loans held for sale are generally sold with the mortgage servicing rights retained by the Company. The carrying value of mortgage loans sold is reduced by the cost allocated to the associated mortgage servicing rights. Gains or losses on sales of mortgage loans are recognized based on the difference between the selling price and the carrying value of the related mortgage loans sold.

The Company enters into commitments to originate loans whereby the interest rate on the loan is determined prior to funding, also known as rate lock commitments. Rate lock commitments on residential mortgage loans that are intended to be sold are considered to be derivatives. Fair value is based on fees currently charged to enter into similar agreements. The fair value of rate lock commitments was insignificant at December 31, 2012 and 2011.

The Company uses forward contracts as part of its mortgage banking activities. Forward contracts provide for the delivery of financial instruments at a specified future date and at a specified price or yield. The fair value of forward contracts was insignificant at December 31, 2012 and 2011.

Loans

Loans - The Company grants mortgage, commercial, and consumer loans to customers. Loans are reported at their outstanding unpaid principal balances adjusted for charge-offs, the allowance for loan losses, and any deferred fees or costs on originated loans. Interest income is accrued on the unpaid principal balance. Loan origination fees, net of certain direct origination costs, are deferred and recognized as an adjustment of the related loan yield over the contractual life of the loan.

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off are reported at their outstanding unpaid principal balances adjusted for charge-offs, the allowance for loan losses, and any deferred fees or costs on originated loans. Interest income is accrued on the unpaid principal balance. Loan origination fees, net of certain direct origination costs, are deferred and recognized as an adjustment of the related loan yield using the interest method.

The accrual of interest on loans is discontinued at the time the loan is 90 days delinquent unless the credit is well-secured and in process of collection. In all cases, loans are placed on nonaccrual or charged off at an earlier date if collection of principal or interest is considered doubtful.

All interest accrued but not collected, for loans that are placed on nonaccrual or charged off, is reversed against interest income. The interest on these loans is accounted for on the cash basis or cost recovery method, until qualifying for return to accrual. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Allowance for Loan Losses

Allowance for Loan Losses - The allowance for loan losses is established as losses are estimated to have occurred through a provision for loan losses charged to earnings. Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is evaluated on a regular basis by management and is based on management's periodic review of the collectibility of the loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower's ability to repay, estimated value of any underlying collateral, and prevailing economic conditions. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.

The allowance consists of specific and general components. The specific component relates to loans that are classified as doubtful, substandard or special mention. For such loans that are also classified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value of that loan. The general component covers non-classified loans and is based on historical loss experience adjusted for qualitative factors.

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including length of the delay, the reasons for the delay, the borrower's prior payment record, and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan-by-loan basis for commercial and construction loans by either the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's obtainable market price, or the fair value of the collateral if the loan is collateral dependent.

Large groups of homogeneous loans are collectively evaluated for impairment. The Company does not separately identify individual consumer and residential loans for impairment disclosures until a loss is imminent.

Troubled debt restructuring of loans is undertaken to improve the likelihood that the loan will be repaid in full under the modified terms in accordance with a reasonable repayment schedule.  All modified loans are evaluated to determine whether the loans should be reported as a Troubled Debt Restructure (TDR).  A loan is a TDR when the Company, for economic or legal reasons related to the borrower's financial difficulties, grants a concession to the borrower by modifying or renewing a loan that the Company would not otherwise consider. To make this determination, the Company must determine whether (a) the borrower is experiencing financial difficulties and (b) the Company granted the borrower a concession. This determination requires consideration of all of the facts and circumstances surrounding the modification.  An overall general decline in the economy or some deterioration in a borrower's financial condition does not automatically mean the borrower is experiencing financial difficulties.

Loans Held for Sale

Loans Held for Sale - Loans held for sale consist of fixed rate residential mortgage loans with maturities of 15 to 30 years. Such loans are recorded at the lower of aggregate cost or estimated fair value.

Loan Servicing

Loan Servicing - Servicing assets are recognized as separate assets when rights are acquired through the sale of originated residential mortgage loans. Capitalized servicing rights are reported in other assets and are amortized against non-interest income in proportion to, and over the period of, the estimated future net servicing income of the underlying loans. Servicing assets are evaluated for impairment based upon the fair value of the rights as compared to amortized cost. Impairment is determined by stratifying rights into tranches based on predominant characteristics, such as interest rate, loan type and investor type. Fair value is based on market prices for comparable mortgage servicing contracts, when available, or on a valuation model that calculates the present value of estimated future net servicing income using market based assumptions. Temporary impairment is recognized through a valuation allowance for an individual stratum to the extent that fair value is less than the capitalized amount for the stratum. If it is later determined that all or a portion of the temporary impairment no longer exists, the valuation allowance is reduced through a recovery of income. An other-than-temporary impairment results in a permanent reduction to the carrying value of the servicing asset.

Servicing income is recorded for fees earned for servicing loans. The fees are based on a contractual percentage of the outstanding principal, or a fixed amount per loan and are recorded as income when earned. The amortization of mortgage servicing rights is netted against loan servicing fee income.

Foreclosed Assets (Including Other Real Estate Owned)
Foreclosed Assets (Including Other Real Estate Owned) - Foreclosed real estate held for sale is carried at the lower of fair value minus estimated costs to sell, or cost. Costs of holding foreclosed real estate are charged to expense in the current period, except for significant property improvements, which are capitalized. Valuations are periodically performed by management and an allowance is established by a charge to non-interest expense if the carrying value exceeds the fair value minus estimated costs to sell. Foreclosed real estate is classified as other real estate owned. The net income from operations of foreclosed real estate held for sale is reported in non-interest income.

Property and Equipment

Property and Equipment - These assets are recorded at cost, less accumulated depreciation. The Bank uses the straight-line method of recording depreciation for financial reporting. The depreciable lives used by the Company are: land improvements 7-10 years, buildings 7-40 years and equipment 3-10 years. Maintenance and repairs are charged to expense and improvements are capitalized.

Intangible Assets - The Company has in the past purchased a branch or branches from other financial institutions. The analysis of these branch acquisitions led the Company to conclude that in each case, we acquired a business and therefore, the excess of purchase price over fair value of net assets acquired has been allocated to core deposit intangible assets. The conclusion was based on the fact that in each case we acquired employees, customers and branch facilities. The expected life for core deposit intangibles is based on the type of products acquired in an acquisition. The amortization periods range from 10 to 15 years and are based on the expected life of the products. The expected life was determined based on an analysis of the life of similar products within the Company and local competition in the markets where the branches were acquired. The core deposit intangibles are amortized on a straight line basis. The core deposit intangible is analyzed quarterly for impairment.

On June 12, 2003, First Federal of Northern Michigan acquired 100% of the stock of the InsuranCenter of Alpena (ICA).

On February 27, 2009 the Company announced that it had sold the majority of the assets of the InsuranCenter of Alpena.

At the time of the sale, goodwill of $600,000 continued to be recorded related to certain assets of the Company that were not sold in the sale of ICA. The assets retained relate to a future stream of commissions. Under an agreement, the Company will receive a portion of the override commission through April, 2014. Management computed an estimated cash flow on this commission using a 6.0% discount rate and determined a fair value of $600,000. Since the $600,000 allocation of fair value relates to a finite life asset, the Company re-characterized the goodwill as an amortizable intangible and began amortizing the asset in March, 2009.

Bank Owned Life Insurance
Bank Owned Life Insurance - Bank owned life insurance policies are stated at the current cash surrender value of the policy, or the policy death proceeds less any obligation to provide a death benefit to an insured's beneficiaries if that value is less than the cash surrender value. Increases in the asset value are recorded as earnings in other income.

Income Taxes

Income Taxes - Deferred income tax assets and liabilities are recognized for temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company records a valuation allowance if it believes, based on available evidence, that it is "more likely than not" that the future tax assets recognized will not be realized before their expiration.

Realization of the Company's deferred tax assets is primarily dependent upon the generation of a sufficient level of future taxable income.

At December 31, 2012 and 2011, management did not believe it was more likely than not that all of the deferred tax assets would be realized. Accordingly, at December 31, 2012 and 2011 a valuation allowance of $3.2 million and $3.0 million was recorded, respectively. The net deferred tax asset recorded at December 31, 2012 and 2011 was $331,000 and $372,000. See Note 9 for additional information.

Off Balance Sheet Instruments
Off Balance Sheet Instruments - In the ordinary course of business, the Company has entered into commitments to extend credit, including commitments under credit card arrangements, commercial letters of credit and standby letters of credit. Such financial instruments are recorded when they are funded. Additional information regarding Off Balance Sheet Instruments is included in Note 10 in these Notes to Consolidated Financial Statements.

Comprehensive Income
Comprehensive Income - Accounting principles generally require that recognized revenue, expenses, gains, and losses be included in net income. Certain changes in assets and liabilities, however, such as unrealized gains and losses on available-for-sale securities, are reported as a separate component in the equity section of the consolidated statement of financial condition. Such items, along with net income, are components of comprehensive income.

Stock-Based Compensation
Stock-Based Compensation - The Company applies the recognition and measurement of stock-based compensation accounting rules for stock-based compensation which is referred to as the fair value method. Compensation cost is based on the fair value of the equity issued to employees. The Company recognizes compensation expense related to stock-based compensation over the period the services are performed. The Company granted no options in 2012 and 2011. Compensation costs charged to earnings were $2,000 and $68,000 in 2012 and 2011, respectively.

Earnings Per Common Share

Earnings Per Common Share - Basic earnings per share represents income available to common stockholders divided by the weighted-average number of common shares outstanding during the period. Diluted earnings per share reflect additional common shares that would have been outstanding if dilutive potential common shares had been issued, as well as any adjustment to income that would result from the assumed issuance. Potential common shares that may be issued by the Company relate solely to outstanding stock options and are determined using the treasury stock method. As of December 31, 2012 there was no dilution due to the net loss for the year. As of December 31, 2011, 182,682 options were not considered dilutive, due to the fact that the options are underwater.

Earnings per common share have been computed based on the following:

	December 31,
	2012	2011

Net income (loss)	$(214)	$742

Average number of common shares outstanding	2,884,049	2,884,049
Effect of dilutive options	-	-
Average number of common shares outstanding used to calculate diluted earnings per common share	2,884,049	2,884,049

Recent Accounting Pronouncements

Recent Accounting Pronouncements - Accounting Standards Update 2011-05 (ASU 2011-05), "Comprehensive Income" was issued by the Financial Accounting Standards Board ("FASB") in June 2011. ASU 2011-05 requires an entity to present the total of comprehensive income, the components of comprehensive income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but continuous statements. This standard eliminated the option to present the components of other comprehensive income as a part of the statement of changes in stockholders' equity. This ASU is effective for fiscal years, and interim periods within those years, beginning after December 31, 2011. The implementation of this standard only changed the presentation of comprehensive income; it did not have an impact on the Company's financial position or its results of operations. ASU 2011-12 was issued by FASB in December 2011. ASU 2011-12 deferred the requirement to present reclassification adjustments for each component of OCI in both net income and OCI and the face of the financial statements until fiscal years, and interim periods within those fiscal years, beginning after December 15, 2012. The other requirements of ASU 2011-05 were not affected by ASU 2011-12. As a result of adopting ASU 2011-05, the Company is presenting the total of comprehensive income and the components of comprehensive income and other comprehensive income in a single continuous statement.

In 2011, the FASB issued Accounting Standards Update ("ASU") No. 2011-02, A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring.  This update applies to all creditors, both public and non-public, and was introduced to provide clarification surrounding troubled debt restructurings ("TDR").  The primary characteristics that previously caused a restructuring to qualify as a TDR still exist: (1) the restructuring constitutes a concession to the borrower and (2) the borrower is experiencing financial difficulties.  The update provides additional details and examples to provide clarity surrounding these items.  The update also prohibits the use of the effective interest rate test when determining whether the restructuring constitutes a concession.  The update is effective for annual reporting periods ending on or after December 15, 2012 (therefore, December 31, 2012, for the Company).  Lastly, the disclosure requirements set forth by ASU 2010-20 regarding troubled debt restructurings, and later deferred by ASU 2011-1 until December 31, 2012 for the Company, are included in Note 3.  Other than the additional disclosures, these updates did not have a significant impact on the financial statements.

In 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS. This update to Fair Value Measurement (Topic 820) results in common fair value measurement and disclosure requirements in U.S. GAAP and IFRS. The amendments in this update explain how to measure fair value. They do not require additional fair value measurements and are not intended to establish valuation standards or affect valuation practices outside of financial reporting. However, this update does require expanded disclosure related to the nature and significance of inputs that are used in estimating and measuring the fair value of financial instruments. The amendments in this update are to be applied prospectively and are effective for annual reporting periods beginning after December 15, 2011 (therefore, December 31, 2012, for the Company).  This update did not have a significant impact on the financial statements.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Schedule of Weighted Average Number of Common Shares Outstanding

	December 31,
	2012	2011

Net income (loss)	$(214)	$742

Average number of common shares outstanding	2,884,049	2,884,049
Effect of dilutive options	-	-
Average number of common shares outstanding used to calculate diluted earnings per common share	2,884,049	2,884,049

Securities (Tables)	12 Months Ended
Dec. 31, 2012
Securities [Abstract]
Carrying Value and Estimated Fair Value of Securities
	December 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Market Value

Securities Available for Sale
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$9,181	$66	$-	$9,247
Municipal notes	10,413	368	(23)	10,758
Corporate securities	1,135	15	-	1,150
Mortgage-backed securities	28,901	736	(29)	29,608
Equity securities	3	-	(2)	1

Total	$49,633	$1,185	$(54)	$50,764

Securities Held to Maturity
Municipal notes	$2,345	$225	$-	$2,570

	December 31, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Market Value

Securities Available for Sale
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$14,756	$108	$(1)	$14,863
Municipal notes	6,927	361	(12)	7,276
Mortgage-backed securities	30,350	603	(44)	30,909
Equity securities	3	-	(2)	1

Total	$52,036	$1,072	$(59)	$53,049

Securities Held to Maturity
Municipal notes	$2,435	$230	$-	$2,665

Amortized Cost and Estimated Market Value of Securities by Contract Maturity
December 31, 2012
	Amortized Cost	Market Value

Available For Sale:

Due in one year or less	$1,857	$1,864
Due after one year through five years	13,981	14,245
Due in five year through ten years	4,605	4,673
Due after ten years	286	373

Subtotal	20,729	21,155

Equity securities	3	1
Mortgage-backed securities	28,901	29,608

Total	$49,633	$50,764

Held To Maturity
Due in one year or less	$90	$92
Due after one year through five years	455	486
Due in five year through ten years	660	726
Due after ten years	1,140	1,266

Total	$2,345	$2,570

Summary of Investments with an Amortized Cost in Excess of Their Fair Values
	December 31, 2012				December 31, 2011
		Gross Unrealized Losses		Gross Unrealized Losses		Gross Unrealized Losses		Gross Unrealized Losses
	Fair Value	less than 12 months	Fair Value	greater than 12 months	Fair Value	less than 12 months	Fair Value	greater than 12 months
Available For Sale:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$-	$-	$-	$-	$1,999	$(1)	$-	$-
Municipal notes	1,537	(23)	-	-	646	(12)	-	-
Mortgage-backed securities	2,725	(13)	1,687	(16)	8,137	(27)	1,458	(17)
Equity securities	-	-	1	(2)	-	-	1	(2)
Total Securities available for sale	$4,262	$(36)	$1,688	$(18)	$10,782	$(40)	$1,459	$(19)
Held to Maturity:
Municipal notes	-	-	-	-	-	-	-	-
Total Securities held to maturity	$-	$-	$-	$-	$-	$-	$-	$-

Loans (Tables)	12 Months Ended
Dec. 31, 2012
Loans [Abstract]
Composition of Loan Portfolio by Loan Type
	December 31
	2012	2011

Real estate loans - One- to four-family residential	$66,539	$66,599
Commercial loans:
Secured by real estate	54,673	54,202
Other	8,102	7,002
Total commercial loans	62,775	61,204
Consumer loans:
Secured by real estate	10,409	13,395
Other	1,259	1,477
Total consumer loans	11,668	14,872
Total gross loans	140,982	142,675
Less:
Net deferred loan fees	320	273
Allowance for loan losses	1,750	1,518
Total loans - net	$138,912	$140,884

Schedule of Final Loan Maturities and Rate Sensitivity of Loan Portfolio
	December 31, 2012
	Less Than One Year	One Year to Five Years	After Five Years	Total

Loans at fixed interest rates	$8,440	$24,634	$45,611	$78,685
Loans at variable interest rates	9,952	15,581	36,764	62,297

Total	$18,392	$40,215	$82,375	$140,982

Schedule of Loans to Directors and Executive Officers
	December 31
	2012	2011

Aggregate balance - Beginning of Period	$3,344	$3,357

New loans	1,166	771
Repayments	(1,170)	(784)

Aggregate balance - End of Period	$3,340	$3,344

Contractual Aging of Recorded Investment in Past Due Loans by Class Loans
As of December 31, 2012
							Recorded
							Investment > 90
	30 - 59 Days	60 - 89 Days	Greater than 90	Total			Days and
	Past Due	Past Due	Days	Past Due	Current	Total Loans	Accruing

Commercial Real Estate:
Commercial Real Estate - construction	$-	$-	$173	$173	$2,073	$2,246	$-
Commercial Real Estate - other	3,210	540	282	4,032	48,395	52,427	-
Commercial - non real estate	113	-	-	113	7,989	8,102	-

Consumer:
Consumer - Real Estate	59	-	13	72	10,337	10,409	-
Consumer - Other	11	5	6	22	1,237	1,259	6

Residential:
Residential	2,047	796	1,198	4,041	62,498	66,539	61
Total	$5,440	$1,341	$1,672	$8,453	$132,529	$140,982	$67

As of December 31, 2011
							Recorded
							Investment > 90
	30 - 59 Days	60 - 89 Days	Greater than 90	Total			Days and
	Past Due	Past Due	Days	Past Due	Current	Total Loans	Accruing

Commercial Real Estate:
Commercial Real Estate - construction	$-	$-	$173	$173	$91	$264	$-
Commercial Real Estate - other	3,808	339	245	4,392	49,546	53,938	-
Commercial - non real estate	46	29	-	75	6,927	7,002	-

Consumer:
Consumer - Real Estate	394	34	128	556	12,839	13,395	-
Consumer - Other	5	25	-	30	1,447	1,477	-

Residential:
Residential	3,055	1,501	1,969	6,525	60,074	66,599	238
Total	$7,308	$1,928	$2,515	$11,751	$130,924	$142,675	$238

Risk Category of Loans by Class of Loans Based on Most Recent Analysis Performed
As of December 31, 2012

	Commercial Real Estate	Commercial Real Estate
Loan Grade	Construction	Other	Commercial

1-2	$-	$-	$-
3	615	13,895	2,376
4	1,458	27,488	5,489
5	-	2,712	37
6	173	8,332	200
7	-	-	-
8	-	-	-
Total	$2,246	$52,427	$8,102

As of December 31, 2011

	Commercial Real Estate	Commercial Real Estate
Loan Grade	Construction	Other	Commercial

1-2	$-	$-	$7
3	-	10,911	2,178
4	91	31,926	4,512
5	-	1,078	-
6	173	10,023	305
7	-	-	-
8	-	-	-
Total	$264	$53,938	$7,002

Risk Category of Loans by Class Based on Most Recent Analysis Performed

As of December 31, 2012
Residential

Loan Grade:
Pass	$64,669
Special Mention	-
Substandard	1,871
Total	$66,540

	Consumer -
	Real Estate	Consumer - Other

Performing	$10,381	$1,252
Nonperforming	28	6
Total	$10,409	$1,258

As of December 31, 2011
Residential

Loan Grade:
Pass	$63,941
Special Mention	-
Substandard	2,658
Total	$66,599

	Consumer -
	Real Estate	Consumer - Other

Performing	$13,248	$1,473
Nonperforming	147	4
Total	$13,395	$1,477

Recorded Investment in Non-Accrual Loans by Class

As of December 31
	2012	2011
Commercial Real Estate:
Commercial Real Estate - construction	$173	$173
Commercial Real Estate - other	2,851	356
Commercial	-	-

Consumer:
Consumer - real estate	28	152
Consumer - other	1	-

Residential:
Residential	1,810	2,420

Total	$4,863	$3,101

Troubled Debt Restructurings on Financing Receivables
For the Twelve Months Ended
December 31, 2012
Troubled Debt Restructurings
		Pre-Modification	Post-Modification	That Subsequently Defaulted
	Number of	Outstanding Recorded	Outstanding Recorded	Number of	Recorded
	Contracts	Investments	Investment	Contracts	Investment

Troubled Debt Restructurings

Commercial Real Estate - Construction	-	$-	$-	-	$-
Commercial Real Estate - Other	-	-	-	1	53
Commercial - non real estate	4	3,542	2,737	-	-
Residential	-	-	-	-	-

For the Twelve Months Ended
December 31, 2011
Troubled Debt Restructurings
		Pre-Modification	Post-Modification	That Subsequently Defaulted
	Number of	Outstanding Recorded	Outstanding Recorded	Number of	Recorded
	Contracts	Investments	Investment	Contracts	Investment

Troubled Debt Restructurings

Commerical Real Estate - Construction	-	$-	$-	-	$-
Commercial Real Estate - Other	3	1,503	1,398	-	-
Consumer - Real Estate	-	-	-	-	-
Residential	-	-	-	-	-

Loans Individually Evaluated for Impairment by Class of Loans
				For the Twelve Months Ended
Impaired Loans				December 31,
As of December 31, 2012				2012
	Unpaid Principal	Recorded	Related	Average	Interest
	Balance	Investment	Allowance	Recorded	Income
				Investment	Recognized

With no related allowance recorded:
Commercial	$-	$-	$-	$-	$-
Commercial Real Estate - Construction	1,589	173	-	173	-
Commercial Real Estate - Other	4,869	4,535	-	5,084	138
Consumer - Real Estate	33	28	-	34	-
Consumer - Other	1	1	-	3	-
Residential	1,365	1,194	-	1,359	-

With a specific allowance recorded:
Commercial	-	-	-	-	-
Commercial Real Estate - Construction	-	-	-	-	-
Commercial Real Estate - Other	2,138	2,127	101	2,167	80
Consumer - Real Estate	-	-	-	-	-
Consumer - Other	-	-	-	-	-
Residential	616	616	141	642	-

Totals:
Commercial	$-	$-	$-	$-	$-
Commercial Real Estate - Construction	$1,589	$173	$-	$173	$-
Commercial Real Estate - Other	$7,007	$6,662	$101	$7,251	$218
Consumer - Real Estate	$33	$28	$-	$34	$-
Consumer - Other	$1	$1	$-	$3	$-
Residential	$1,981	$1,810	$141	$2,001	$-

				For the Twelve Months Ended
Impaired Loans				December 31,
As of December 31, 2011				2011
	Unpaid Principal	Recorded	Related	Average	Interest
	Balance	Investment	Allowance	Recorded	Income
				Investment	Recognized

With no related allowance recorded:
Commercial	$-	$-	$-	$-	$-
Commercial Real Estate - Construction	1,589	173	-	469	-
Commercial Real Estate - Other	626	626	-	509	135
Consumer - Real Estate	171	152	-	196	-
Consumer - Other	0	0	-	7	-
Residential	2,017	1,640	-	1,928	-

With a specific allowance recorded:
Commercial	-	-	-	-	-
Commercial Real Estate - Construction	-	-	-	516	-
Commercial Real Estate - Other	1,337	1,128	85	1,039	115
Consumer - Real Estate	-	-	-	-	-
Consumer - Other	-	-	-	-	-
Residential	813	780	199	860	-

Totals:
Commercial	$-	$-	$-	$-	$-
Commercial Real Estate - Construction	$1,589	$173	$-	$985	$-
Commercial Real Estate - Other	$1,963	$1,754	$85	$1,548	$250
Consumer - Real Estate	$171	$152	$-	$196	$-
Consumer - Other	$-	$-	$-	$7	$-
Residential	$2,830	$2,420	$199	$2,788	$-

Schedule of Activity in Allowance for Loan and Lease Losses and Individually Evaluated for Impairment
For the Year Ended December 31, 2012
	Commercial	Commercial		Consumer
	Construction	Real Estate	Commercial	Real Estate	Consumer	Residential	Unallocated	Total

Allowance for credit losses:
Beginning Balance	$10	$393	$53	$146	$46	$870	$-	$1,518
Charge-offs	-	(265)	-	(87)	(44)	(840)	-	(1,236)
Recoveries	-	10	-	16	10	65	-	101
Provision	54	441	16	24	21	811	-	1,367
Ending Balance	$64	$579	$69	$99	$33	$906	$-	$1,750

Ending balance: individually evaluated for impairment	$-	$101	$-	$-	$-	$141	$-	$242

Ending balance: loans collectively evaluated for impairment	$64	$478	$69	$99	$33	$765	$-	$1,508

Loans:
Ending Balance	$2,246	$52,427	$8,102	$10,409	$1,259	$66,539	$-	$140,982

Ending balance: individually evaluated for impairment	$173	$6,662	$-	$28	$1	$1,810	$-	$8,674

Ending balance: loans collectively evaluated for impairment	$2,073	$45,765	$8,102	$10,381	$1,258	$64,729	$-	$132,308

For the Year Ended December 31, 2011
	Commercial	Commercial		Consumer
	Construction	Real Estate	Commercial	Real Estate	Consumer	Residential	Unallocated	Total

Allowance for credit losses:
Beginning Balance	$535	$1,281	$192	$228	$59	$536	$-	$2,831
Charge-offs	(93)	(334)	(6)	(166)	(26)	(1,119)	-	(1,744)
Recoveries	-	79	1	31	11	25	-	147
Provision	(432)	(633)	(134)	53	2	1,428	-	284
Ending Balance	$10	$393	$53	$146	$46	$870	$-	$1,518

Ending balance: individually evaluated for impairment	$-	$85	$-	$-	$-	$199	$-	$284

Ending balance: loans collectively evaluated for impairment	$10	$308	$53	$146	$46	$671	$-	$1,234

Loans:
Ending Balance	$264	$53,938	$7,002	$13,395	$1,477	$66,599	$-	$142,675

Ending balance: individually evaluated for impairment	$173	$1,754	$-	$152	$-	$2,420	$-	$4,499

Ending balance: loans collectively evaluated for impairment	$91	$52,184	$7,002	$13,243	$1,477	$64,179	$-	$138,176

Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment [Abstract]
Schedule of Property and Equipment
	December 31
	2012	2011

Land	$1,112	$1,188
Land improvements	184	214
Buildings	6,249	6,483
Equipment	3,682	3,712

Total property and equipment	11,227	11,597

Accumulated depreciation	5,833	5,751

Net property and equipment	$5,394	$5,846

Servicing (Tables)	12 Months Ended
Dec. 31, 2012
Servicing [Abstract]
Schedule of Key Economic Assumptions Used in Determining Fair Value of Mortgage Servicing Rights
December 31,
	2012	2011
Annual constant prepayment speed (CPR)	17.86%	17.52%
Weighted average life (in months)	246	246
Discount rate	8.11%	8.13%

Schedule of Mortgage Servicing Rights Capitalized and Amortized
	December 31
	2012	2011

Balance - beginning of period:	$993	$960
Originated mortgage servicing rights capitalized	426	362
Amortization of mortgage servicing rights	(384)	(329)

Balance - end of period	1,035	993

Valuation allowances:
Balance - beginning of period	-	-
Additions	(19)	-
Reductions	-	-
Write-downs	-	-

Balance - end of period (net of allowances)	$1,016	$993

Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets [Abstract]
Schedule of Intangible Assets
December 31, 2012
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortized intangible assets:
Core deposit	$3,081	$3,078	$3
Commission residual	600	445	155
Total	$3,681	$3,523	$158

	December 31, 2011
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortized intangible assets:
Core deposit	$3,081	$3,017	$64
Commission residual	600	329	271
Total	$3,681	$3,346	$335

Schedule of Future Amortization Expense
	For the Year Ended December 31,
	2013	2014

Core deposit	2	1
Commission residual	116	39
Total	118	40

Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
Schedule of Deposits by Type and Range of Rates
	December 31
	2012	2011
Account Type

NOW accounts and MMDA	$44,218	$41,795
Regular savings accounts	19,867	17,873

Total	64,085	59,668

Certificate of Deposit Rates

0.50 percent to 0.99 percent	42,698	38,802
1.00 percent to 1.99 percent	15,962	18,343
2.00 percent to 2.99 percent	10,746	16,057
3.00 percent to 3.99 percent	3,398	4,078
4.00 percent to 4.99 percent	394	1,092

Total certificate of deposits	73,198	78,372

Total interest-bearing deposits	$137,283	$138,040

Schedule of Amount and Maturities of Certificates of Deposit
	December 31, 2012
	Amount Due
Rate	Less than 1 Year	1-2 Years	2-3 Years	3-5 Years	Greater than 5 Years	Total
0.50 percent to
0.99 percent	$30,190	$10,916	$1,563	$29	$-	$42,698
1.00 percent to
1.99 percent	3,514	3,540	953	7,831	124	15,962
2.00 percent to
2.99 percent	3,296	1,458	3,961	459	1,572	10,746
3.00 percent to
3.99 percent	1,899	424	484	-	591	3,398
4.00 percent to
4.99 percent	261	-	46	87	-	394
Total	$39,160	$16,338	$7,007	$8,406	$2,287	$73,198

Schedule of Interest Expense on Deposits
	Year Ended December 31
	2012	2011

NOW and MMDAs	$95	$159
Regular savings	10	9
Certificates of deposit	929	1,381

Total	$1,034	$1,549

Federal Home Loan Bank and Federal Reserve Advances (Tables)	12 Months Ended
Dec. 31, 2012
Federal Home Loan Bank and Federal Reserve Advances [Abstract]
Schedule of the Future Maturities of Federal Home Loan Bank Advances

December 31, 2012
Years Ending December 31	Amount	Weighted Average Interest Rate

2013	$14,968	1.52
2014	553	1.12
2015	1,162	1.17
2016	5,572	1.26
2017	2,983	1.86
Thereafter	1,120	1.12
Total	$26,358	1.46

Federal Income Tax (Tables)	12 Months Ended
Dec. 31, 2012
Federal Income Tax [Abstract]
Schedule of Consolidated Provision for Federal Income Tax
	Year Ended December 31
	2012	2011

Continuing operations:
Current provision	$-	$18
Deferred benefit	-	(18)

Total	$-	$-

Schedule of Effective Income Tax Rate Reconciliation
	Year Ended December 31
	2012	2011

Tax (benefit) expense at statutory rate	$(73)	$252
Increase (decrease) from:
Change in valuation allowance	138	(177)
Tax-exempt interest	(52)	(55)
Other	(13)	(20)

Total income tax expense	$-	$-

Schedule of Net Deferred Tax Assets
	December 31
	2012	2011
Deferred tax assets:
Other real estate owned	$96	$185
Non-accrual loan interest	65	20
Directors' benefit plan	274	279
Net operating loss carryforward	3,536	3,320
Investment in subsidiary	784	784
Net deferred loan origination fees	109	93
Other	192	139

Total deferred tax assets	5,056	4,820

Less: valuation allowance	3,166	3,028

Deferred tax liabilities:
Allowance for loan losses	158	143
Mortgage servicing rights	345	338
Partnership losses	117	118
Unrealized gain on available-for-sale securities	385	344
Depreciation	343	287
Other	211	190

Total deferred tax liabilities	1,559	1,420

Net deferred tax asset	$331	$372

Off Balance Sheet Risk Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Off Balance Sheet Risk Commitments and Contingencies [Abstract]
Outstanding Commitments to Originate Loans
	December 31
	2012	2011

Commitments to grant loans	$9,498	$9,783
Unfunded commitments under lines of credit	13,074	14,485
Commercial and standby letters of credit	4	150

Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity [Abstract]
Schedule of Compliance with Regulatory Capital Requirements

	Actual		For Capital Adequacy Purposes		To be Categorized as Well-Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)

December 31, 2012
Total capital (to risk- weighted assets)	$23,723	17.4%	$10,930	8.0%	$13,663	10.0%
Tier 1 capital (to risk- weighted assets)	$22,015	16.1%	$5,465	4.0%	$8,198	6.0%
Tangible capital (to tangible assets)	$22,015	10.3%	$3,197	1.5%	$4,263	2.0%

December 31, 2011
Total capital (to risk- weighted assets)	$23,568	17.2%	$10,961	8.0%	$13,702	10.0%
Tier 1 capital (to risk- weighted assets)	$22,334	16.3%	$5,481	4.0%	$8,221	6.0%
Tangible capital (to tangible assets)	$22,334	10.4%	$3,232	1.5%	$4,309	2.0%

Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans [Abstract]
Schedule of Shares Held by ESOP
	December 31
	2012	2011

Allocated	121,608	138,345
Unallocated	-	-
Total	121,608	138,345

Summary of Stock Option Activity
			Weighted-Average
		Weighted-		Remaining
		Average		Contractual Term	Aggregate
Options	Shares	Exercise Price		(Years)	Intrinsic Value

Outstanding at January 1, 2011	186,132	$9.47		5.3	-

Granted in 2011	-	$0.00

Exercised in 2011	-	$0.00

Forfeited or Expired in 2011	(3,450)	$9.54

Outstanding at December 31, 2011	182,682	$9.47		4.3	-

Granted in 2012	-	$0.00

Exercised in 2012	-	$0.00

Forfeited or expired in 2012	(15,062)	$8.81

Oustanding at December 31, 2012	167,620	$9.53		3.38	-

Options Exercisable at December 31, 2012	167,620	$9.53		3.38	-

Summary of Status of Nonvested Options and Changes
		Weighted-Average
		Grant-Date
Nonvested Shares	Shares	Fair Value

Nonvested at January 1, 2011	37,358	$2.11

Granted	-	$0.00

Vested	(36,118)	$2.11

Forfeited	-	$0.00

Nonvested at December 31, 2011	1,240	$2.19

Granted	-	$0.00

Vested	(1,240)	$2.19

Forfeited	-	$0.00

Nonvested at December 31, 2012	0	$0.00

Summary of Restricted Stock Awards Activity
	For the Year Ended December 31,
	2012	2011

Beginning of period	300	13,050

Granted	-	-

Vested	(300)	(12,750)

Forfeited	-	-

Nonvested, end of period	0	300

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
Assets and Liabilities Measured at Fair Value on Recurring Basis

Assets and Liabilities Measured at Fair Value on a Recurring Basis at December 31, 2012

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value as of December 31, 2012

Investment securities - available-for-sale:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$-	$9,247	$-	$9,247
Municipal notes	-	10,758	-	10,758
Corporate securities	-	1,150		1,150
Mortgage-backed securities	-	29,608	-	29,608
Equity securities	-	1	-	1

Total investment securities - available-for-sale	$-	$50,764	$-	$50,764

Assets and Liabilities Measured at Fair Value on a Recurring Basis at December 31, 2011

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value as of December 31, 2011

Investment securities - available-for-sale:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$-	$14,863	$-	$14,863
Municipal notes	-	7,276	-	7,276
Mortgage-backed securities	-	30,909	-	30,909
Equity securities	-	1	-	1

Total investment securities - available-for-sale	$-	$53,049	$-	$53,049

Assets Measured at Fair Value on Nonrecurring Basis

Assets Measured at Fair Value on a Nonrecurring Basis at December 31, 2012

	Balance at December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Impaired loans accounted for under FASB ASC 310-10	$6,835	$-	$-	$6,835

Other real estate owned -residential mortgages	$947	$-	$-	$947

Other real estate owned - commercial	$319	$-	$-	$319

Other repossessed assets	$1,121	$-	$-	$1,121

Total assets at fair value on a non-recurring basis				$8,772

Assets Measured at Fair Value on a Nonrecurring Basis at December 31, 2011

	Balance at December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Impaired loans accounted for under FASB ASC 310-10	$1,927	$-	$-	$1,927

Other real estate owned -residential mortgages	$1,087	$-	$-	$1,086

Other real estate owned - commercial	$1,015	$-	$-	$1,015

Other repossessed assets	$1,307	$-	$-	$1,307

Total assets at fair value on a non-recurring basis				$5,335

Estimated Fair Values and Related Carrying of Financial Instruments

December 31, 2012	Carrying Value	Level 1	Level 2	Level 3	Total Estimated Fair Value
	(dollars in thousands)
Financial assets:
Cash and cash equivalents	$2,752	$2,752	$-	$-	$2,752
Securities available for sale	50,764	-	50,764	-	50,764
Securities held to maturity	2,345	-	2,570	-	2,570
Loans held for sale	79			84	84
Loans receivable - net	138,912	-	-	140,877	140,877
Federal Home Loan Bank stock	3,266	-	3,266	-	3,266
Accrued interest receivable	970	-	970	-	970

Financial liabilities:
Customer deposits	158,350	-	159,335	-	159,335
Federal Home Loan Bank advances	26,358	-	26,493	-	26,493
REPO sweep accounts	3,183	-	3,183	-	3,183
Accrued interest payable	100	-	100	-	100

December 31, 2011	Carrying Value	Total Estimated Fair Value
	(dollars in thousands)

Financial assets:
Cash and cash equivalents	$2,749	$2,749
Securities available for sale	53,049	53,049
Securities held to maturity	2,435	2,665
Loans receivable - net	140,884	146,018
Federal Home Loan Bank stock	3,266	3,266
Accrued interest receivable	1,149	1,149

Financial liabilities:
Customer deposits	150,649	151,693
Federal Home Loan Bank advances	34,500	34,827
REPO sweep accounts	5,592	5,592
Accrued interest payable	148	148

Parent-Only Financial Statements (Tables)	12 Months Ended
Dec. 31, 2012
Parent-Only Financial Statements [Abstract]
Condensed Balance Sheet
	December 31
	2012	2011

Assets

Cash at subsidiary bank	$817	$516
Investment in subsidiary	23,304	23,734
Deferred tax asset	318	318
Other assets	-	-

Total assets	$24,439	$24,568

Liabilities and Stockholders' Equity

Liabilities	$4	$-
Stockholders' equity	24,435	24,568

Total liabilities and stockholders' equity	$24,439	$24,568

Condensed Statement of Operations

Statements of Operations:

	December 31
	2012	2011

Operating income	$-	$-

Dividend income	500	-

Operating expense	(205)	(199)

Income (loss) before income taxes and equity in undistributed net income of subsidiary bank	295	(199)

Income tax benefit	-	-

Income (loss) before equity in undistributed loss of subsidiary bank	295	(199)

Equity in undistributed net income (loss) of subsidiary bank	(509)	941

Net income (loss)	$(214)	$742

Condensed Statements of Cash Flows

Statements of Cash Flows:

	December 31
	2012	2011

Cash Flows from Operating Activities
Net income (loss)	$(214)	$742
Adjustments to reconcile net income (loss) to net cash from operating activities:
Dividend from subsidiary bank	500	-
Stock options/awards	2	68
Equity in undistributed net income of subsidiary bank	9	(941)
Net change in deferred tax assets	-	-
Net change in other liabilities	4	-
Net change in other assets	-	223

Net cash provided by (used in) operating activities	515	(650)

Net Increase in Cash	301	92

Cash - Beginning of year	516	424

Cash - End of year	$817	$516

Quarterly Results of Operations (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Results of Operations (Unaudited) [Abstract]
Schedule of Quarterly Results of Operations (Unaudited)
	For the Three-Month Period Ending
	March 31, 2012	June 30, 2012	September 30, 2012	December 31, 2012
Interest income	$2,409	$2,352	$2,313	$2,169
Interest expense	464	427	394	369
Net interest income	1,945	1,925	1,919	1,800
Provision for loan losses	376	578	234	179
Other income	447	390	802	637
Other expenses	2,301	2,143	2,077	2,191
Income (Loss) - before income tax expense (benefit)	(285)	(406)	410	67
Income tax (benefit) expense	(886)	(136)	137	885
Net income (loss)	$601	$(270)	$273	$(818)

Net income (loss) per share
Basic	$0.21	$(0.09)	$0.09	$(0.28)
Diluted	$0.21	$(0.09)	$0.09	$(0.28)

Weighted average number of shares outstanding - basic and dilutive	2,884	2,884	2,884	2,884
Cash dividends declared per common share	$-	$-	$-	$-

	For the Three-Month Period Ending
	March 31, 2011	June 30, 2011	September 30, 2011	December 31, 2011
Interest income	$2,592	$2,691	$2,588	$2,519
Interest expense	605	581	564	512
Net interest income	1,987	2,110	2,024	2,007
Provision for loan losses	67	(19)	(67)	303
Other income	449	393	469	621
Other expenses	2,208	2,260	2,325	2,241
Income - before income tax expense (benefit)	161	262	235	84
Income tax expense	-	-	-	-
Net income	$161	$262	$235	$84

Net income per share
Basic	$0.06	$0.09	$0.08	$0.03
Diluted	$0.06	$0.09	$0.08	$0.03

Weighted average number of shares outstanding - basic and dilutive	2,884	2,884	2,884	2,884
Cash dividends declared per common share	$-	$-	$-	$-

Summary of Significant Accounting Policies (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended					12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Core Deposits [Member]	Dec. 31, 2011 Core Deposits [Member]	Mar. 31, 2009 Core Deposits [Member]	Dec. 31, 2012 Core Deposits [Member] Minimum [Member]	Dec. 31, 2012 Core Deposits [Member] Maximum [Member]	Dec. 31, 2012 Land Improvements [Member] Minimum [Member]	Dec. 31, 2012 Land Improvements [Member] Maximum [Member]	Dec. 31, 2012 Building [Member] Minimum [Member]	Dec. 31, 2012 Building [Member] Maximum [Member]	Dec. 31, 2012 Equipment [Member] Minimum [Member]	Dec. 31, 2012 Equipment [Member] Maximum [Member]
Property and Equipment:
Property and equipment, useful live																7 years	10 years	7 years	40 years	3 years	10 years
Intangible Assets:
Intangible assets, useful live														10 years	15 years
Intangible assets, gross	$ 3,681				$ 3,681				$ 3,681	$ 3,681	$ 3,081	$ 3,081	$ 600
Deferred tax assets:
Deferred tax asset, valuation allowance	3,200				3,000				3,200	3,000
Deferred tax asset	331				372				331	372
Stock-Based Compensation:
Stock-based compensation expense									2	68
Earnings Per Common Share:
Number of options excluded from computation of earnings per share										182,682
Net income (loss)	$ (818)	$ 273	$ (270)	$ 601	$ 84	$ 235	$ 262	$ 161	$ (214)	$ 742
Average number of common shares outstanding									2,884,049	2,884,049
Effect of dilutive options
Average number of common shares outstanding used to calculate diluted earnings per common share									2,884,049	2,884,049

Securities (Carrying Value and Estimated Fair Value of Securities) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Schedule of Investments [Line Items]
Available for Sale, Amortized Cost	$ 49,633,000	$ 52,036,000
Available for Sale, Gross Unrealized Gains	1,185,000	1,072,000
Available for Sale, Gross Unrealized Losses	(54,000)	(59,000)
Available for Sale, Market Value	50,764,000	53,049,000
Held-to-Maturity, Amortized Cost	2,345,000	2,435,000
Held-to-Maturity Securities, Gross Unrealized Gains	225,000	230,000
Held-to-Maturity Securities, Gross Unrealized Losses
Held-to-Maturity Securities, Market Value	2,570,000	2,665,000
U.S. Treasury securities and obligations of U.S. government corporations and agencies [Member]
Schedule of Investments [Line Items]
Available for Sale, Amortized Cost	9,181,000	14,756,000
Available for Sale, Gross Unrealized Gains	66,000	108,000
Available for Sale, Gross Unrealized Losses		(1,000)
Available for Sale, Market Value	9,247,000	14,863,000
Municipal notes [Member]
Schedule of Investments [Line Items]
Available for Sale, Amortized Cost	10,413,000	6,927,000
Available for Sale, Gross Unrealized Gains	368,000	361,000
Available for Sale, Gross Unrealized Losses	(23,000)	(12,000)
Available for Sale, Market Value	10,758,000	7,276,000
Held-to-Maturity, Amortized Cost	2,345,000	2,435,000
Held-to-Maturity Securities, Gross Unrealized Gains	225,000	230,000
Held-to-Maturity Securities, Gross Unrealized Losses
Held-to-Maturity Securities, Market Value	2,570,000	2,665,000
Corporate securities [Member]
Schedule of Investments [Line Items]
Available for Sale, Amortized Cost	1,135,000
Available for Sale, Gross Unrealized Gains	15,000
Available for Sale, Gross Unrealized Losses
Available for Sale, Market Value	1,150,000
Mortgage-backed securities [Member]
Schedule of Investments [Line Items]
Available for Sale, Amortized Cost	28,901,000	30,350,000
Available for Sale, Gross Unrealized Gains	736,000	603,000
Available for Sale, Gross Unrealized Losses	(29,000)	(44,000)
Available for Sale, Market Value	29,608,000	30,909,000
Equity securities [Member]
Schedule of Investments [Line Items]
Available for Sale, Amortized Cost	3,000	3,000
Available for Sale, Gross Unrealized Gains
Available for Sale, Gross Unrealized Losses	(2,000)	(2,000)
Available for Sale, Market Value	$ 1,000	$ 1,000

Securities (Amortized Cost and Estimated Market Value of Securities by Contract Maturity) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investments Classified By Contractual Maturity Date [Line Items]
Available for Sale amortized cost, Due in one year or less	$ 1,857
Available for Sale amortized cost, Due after one year through five years	13,981
Available for Sale amortized cost, Due in five year through ten years	4,605
Available for Sale amortized cost, Due after ten years	286
Available for Sale amortized cost, Subtotal	20,729
Available for Sale, Amortized Cost	49,633	52,036
Held to Maturity, Due in one year or less	90
Held to Maturity amortized cost, Due after one year through five years	455
Held to Maturity amortized cost, Due in five year through ten years	660
Held to Maturity amortized cost, Due after ten years	1,140
Held to Maturity, Amortized cost	2,345
Available for sale market value, Due in one year or less	1,864
Available for sale market value, Due after one year through five years	14,245
Available for sale market value, Due in five year through ten years	4,673
Available for sale market value, Due after ten years	373
Available for sale market value, Subtotal	21,155
Available for Sale, Market Value	50,764	53,049
Held to maturity market value, Due in one year or less	92
Held to maturity market value, Due after one year through five years	486
Held to maturity market value, Due in five year through ten years	726
Held to maturity market value, Due after ten years	1,266
Held-to-Maturity Securities, Market Value	2,570	2,665
Equity Securities [Member]
Investments Classified By Contractual Maturity Date [Line Items]
Available for Sale, Amortized Cost	3	3
Available for Sale, Market Value	1	1
Mortgage-backed securities [Member]
Investments Classified By Contractual Maturity Date [Line Items]
Available for Sale, Amortized Cost	28,901	30,350
Available for Sale, Market Value	$ 29,608	$ 30,909

Securities (Additional Information) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Securities [Abstract]
Securities pledge as collateral, carrying value	$ 44,135,000	$ 31,085,000
Gross proceeds from sales of securities	1,600,000
Gross gains from sale of securities	54,000
Gross losses from sale of securities	7,000
Tax provision applicable to net realized gains on sale of available for sale securities	$ 16,000

Securities (Summary of Temporarily Impaired Investments Impaired) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investments Unrealized Gain Loss Positions [Line Items]
Available-for-Sale, Fair Value Unrealized Losses less than 12 months	$ 4,262	$ 10,782
Available-for-Sale, Gross Unrealized Losses less than 12 months	(36)	(40)
Available-for-Sale, Fair Value Unrealized Losses longer than 12 months	1,688	1,459
Available-for-Sale, Gross Unrealized Losses longer than 12 months	(18)	(19)
Held-to-Maturity, Fair Value Unrealized Losses less than 12 months
Held-to-Maturity, Gross Unrealized Losses less than 12 months
Held-to-Maturity, Fair Value Unrealized Losses longer than 12 months
Held-to-Maturity, Gross Unrealized Losses longer than 12 months
U.S. Treasury securities and obligations of U.S. government corporations and agencies [Member]
Investments Unrealized Gain Loss Positions [Line Items]
Available-for-Sale, Fair Value Unrealized Losses less than 12 months		1,999
Available-for-Sale, Gross Unrealized Losses less than 12 months		(1)
Available-for-Sale, Fair Value Unrealized Losses longer than 12 months
Available-for-Sale, Gross Unrealized Losses longer than 12 months
Municipal notes [Member]
Investments Unrealized Gain Loss Positions [Line Items]
Available-for-Sale, Fair Value Unrealized Losses less than 12 months	1,537	646
Available-for-Sale, Gross Unrealized Losses less than 12 months	(23)	(12)
Available-for-Sale, Fair Value Unrealized Losses longer than 12 months
Available-for-Sale, Gross Unrealized Losses longer than 12 months
Held-to-Maturity, Fair Value Unrealized Losses less than 12 months
Held-to-Maturity, Gross Unrealized Losses less than 12 months
Held-to-Maturity, Fair Value Unrealized Losses longer than 12 months
Held-to-Maturity, Gross Unrealized Losses longer than 12 months
Mortgage-backed securities [Member]
Investments Unrealized Gain Loss Positions [Line Items]
Available-for-Sale, Fair Value Unrealized Losses less than 12 months	2,725	8,137
Available-for-Sale, Gross Unrealized Losses less than 12 months	(13)	(27)
Available-for-Sale, Fair Value Unrealized Losses longer than 12 months	1,687	1,458
Available-for-Sale, Gross Unrealized Losses longer than 12 months	(16)	(17)
Equity securities [Member]
Investments Unrealized Gain Loss Positions [Line Items]
Available-for-Sale, Fair Value Unrealized Losses less than 12 months
Available-for-Sale, Gross Unrealized Losses less than 12 months
Available-for-Sale, Fair Value Unrealized Losses longer than 12 months	1	1
Available-for-Sale, Gross Unrealized Losses longer than 12 months	$ (2)	$ (2)

Loans (Composition of Loan Portfolio by Loan Type) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Composition Of Loan Portfolio [Line Items]
Loans and leases receivables, gross	$ 140,982	$ 142,675
Net deferred loan fees	320	273
Allowance for loan losses	1,750	1,518
Total loans, net	138,912	140,884
Residential [Member]
Composition Of Loan Portfolio [Line Items]
Loans and leases receivables, gross	66,540	66,599
Commercial loans Secured by real estate [Member]
Composition Of Loan Portfolio [Line Items]
Loans and leases receivables, gross	54,673	54,202
Commercial - non real estate [Member]
Composition Of Loan Portfolio [Line Items]
Loans and leases receivables, gross	8,102	7,002
Commercial loans [Member]
Composition Of Loan Portfolio [Line Items]
Loans and leases receivables, gross	62,775	61,204
Consumer - Real Estate [Member]
Composition Of Loan Portfolio [Line Items]
Loans and leases receivables, gross	10,409	13,395
Consumer - Other [Member]
Composition Of Loan Portfolio [Line Items]
Loans and leases receivables, gross	1,259	1,477
Consumer Loans [Member]
Composition Of Loan Portfolio [Line Items]
Loans and leases receivables, gross	$ 11,668	$ 14,872

Loans (Schedule of Final Loan Maturities and Rate Sensitivity of Loan Portfolio) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	$ 140,982	$ 142,675
Less Than One Year [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	18,392
One Year to Five Years [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	40,215
After Five Years [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	82,375
Loans at fixed interest rates [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	78,685
Loans at fixed interest rates [Member] | Less Than One Year [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	8,440
Loans at fixed interest rates [Member] | One Year to Five Years [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	24,634
Loans at fixed interest rates [Member] | After Five Years [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	45,611
Loans at variable interest rates [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	62,297
Loans at variable interest rates [Member] | Less Than One Year [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	9,952
Loans at variable interest rates [Member] | One Year to Five Years [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	15,581
Loans at variable interest rates [Member] | After Five Years [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	$ 36,764

Loans (Schedule of Loans Made to Directors and Executive Officers) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Loans [Abstract]
Aggregate balance - Beginning of Period	$ 3,344	$ 3,357
New loans	1,166	771
Repayments	(1,170)	(784)
Aggregate balance - End of Period	$ 3,340	$ 3,344

Loans (Contractual Aging of Recorded Investment in Past Due Loans by Class of Loans) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days past due	$ 5,440	$ 7,308
60-89 Days past due	1,341	1,928
Greater than 90 days past due	1,672	2,515
Total past due	8,453	11,751
Current	132,529	130,924
Total loans	140,982	142,675
Recorded investment > 90 days and accruing	67	238
Commercial Real Estate - construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days past due
60-89 Days past due
Greater than 90 days past due	173	173
Total past due	173	173
Current	2,073	91
Total loans	2,246	264
Recorded investment > 90 days and accruing
Commercial Real Estate - other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days past due	3,210	3,808
60-89 Days past due	540	339
Greater than 90 days past due	282	245
Total past due	4,032	4,392
Current	48,395	49,546
Total loans	52,427	53,938
Recorded investment > 90 days and accruing
Commercial - non real estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days past due	113	46
60-89 Days past due		29
Greater than 90 days past due
Total past due	113	75
Current	7,989	6,927
Total loans	8,102	7,002
Recorded investment > 90 days and accruing
Consumer - Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days past due	59	394
60-89 Days past due		34
Greater than 90 days past due	13	128
Total past due	72	556
Current	10,337	12,839
Total loans	10,409	13,395
Recorded investment > 90 days and accruing
Consumer - Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days past due	11	5
60-89 Days past due	5	25
Greater than 90 days past due	6
Total past due	22	30
Current	1,237	1,447
Total loans	1,259	1,477
Recorded investment > 90 days and accruing	6
Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days past due	2,047	3,055
60-89 Days past due	796	1,501
Greater than 90 days past due	1,198	1,969
Total past due	4,041	6,525
Current	62,498	60,074
Total loans	66,540	66,599
Recorded investment > 90 days and accruing	$ 61	$ 238

Loans (Additional Information) (Details) (Unsecured Debt [Member])	Dec. 31, 2012
Consumer Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Delinquency period	120 days
Commercial loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Delinquency period	90 days

Loans (Risk Category of Loans by Class of Loans Based on Most Recent Analysis Performed) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivables, gross	$ 140,982	$ 142,675
Commercial Real Estate - construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivables, gross	2,246	264
Commercial Real Estate - construction [Member] | Loan Grade One To Two [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivables, gross
Commercial Real Estate - construction [Member] | Loan Grade Three [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivables, gross	615
Commercial Real Estate - construction [Member] | Loan Grade Four [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivables, gross	1,458	91
Commercial Real Estate - construction [Member] | Loan Grade Five [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivables, gross
Commercial Real Estate - construction [Member] | Loan Grade Six [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivables, gross	173	173
Commercial Real Estate - construction [Member] | Loan Grade Seven [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivables, gross
Commercial Real Estate - construction [Member] | Loan Grade Eight [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivables, gross
Commercial Real Estate - other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivables, gross	52,427	53,938
Commercial Real Estate - other [Member] | Loan Grade One To Two [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivables, gross
Commercial Real Estate - other [Member] | Loan Grade Three [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivables, gross	13,895	10,911
Commercial Real Estate - other [Member] | Loan Grade Four [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivables, gross	27,488	31,926
Commercial Real Estate - other [Member] | Loan Grade Five [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivables, gross	2,712	1,078
Commercial Real Estate - other [Member] | Loan Grade Six [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivables, gross	8,332	10,023
Commercial Real Estate - other [Member] | Loan Grade Seven [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivables, gross
Commercial Real Estate - other [Member] | Loan Grade Eight [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivables, gross
Commercial - non real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivables, gross	8,102	7,002
Commercial - non real estate [Member] | Loan Grade One To Two [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivables, gross		7
Commercial - non real estate [Member] | Loan Grade Three [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivables, gross	2,376	2,178
Commercial - non real estate [Member] | Loan Grade Four [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivables, gross	5,489	4,512
Commercial - non real estate [Member] | Loan Grade Five [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivables, gross	37
Commercial - non real estate [Member] | Loan Grade Six [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivables, gross	200	305
Commercial - non real estate [Member] | Loan Grade Seven [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivables, gross
Commercial - non real estate [Member] | Loan Grade Eight [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivables, gross

Loans (Risk Category of Loans by Class Based on Most Recent Analysis Performed) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivables, gross	$ 140,982	$ 142,675
Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivables, gross	66,540	66,599
Residential [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivables, gross	64,669	63,941
Residential [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivables, gross
Residential [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivables, gross	1,871	2,658
Consumer - Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivables, gross	10,409	13,395
Consumer - Real Estate [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivables, gross	10,381	13,248
Consumer - Real Estate [Member] | Nonperforming [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivables, gross	28	147
Consumer - Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivables, gross	1,259	1,477
Consumer - Other [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivables, gross	1,252	1,473
Consumer - Other [Member] | Nonperforming [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivables, gross	$ 6	$ 4

Loans (Recorded Investment in Non-Accrual Loans by Class) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in non-accrual loans	$ 4,863	$ 3,101
Commercial Real Estate - construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in non-accrual loans	173	173
Commercial Real Estate - other [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in non-accrual loans	2,851	356
Consumer - Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in non-accrual loans	28	152
Consumer - Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in non-accrual loans	1
Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in non-accrual loans	$ 1,810	$ 2,420

Loans (Loans Individually Evaluated for Impairment by Class of Loans) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Commercial loans [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance, With no related allowance recorded
Recorded Investment, With no related allowance recorded
Related Allowance, With no related allowance recorded
Average Recorded Investment, With no related allowance recorded
Interest Income Recognized, With no related allowance recorded
Unpaid Principal Balance, With a specific allowance recorded
Recorded Investment, With a specific allowance recorded
Related Allowance, With a specific allowance recorded
Average Recorded Investment, With a specific allowance recorded
Interest Income Recognized, With a specific allowance recorded
Unpaid Principal Balance, total
Recorded Investment, total
Related Allowance, total
Average Recorded Investment, total
Interest Income Recognized, total
Commercial Real Estate - construction [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance, With no related allowance recorded	1,589	1,589
Recorded Investment, With no related allowance recorded	173	173
Related Allowance, With no related allowance recorded
Average Recorded Investment, With no related allowance recorded	173	469
Interest Income Recognized, With no related allowance recorded
Unpaid Principal Balance, With a specific allowance recorded
Recorded Investment, With a specific allowance recorded
Related Allowance, With a specific allowance recorded
Average Recorded Investment, With a specific allowance recorded		516
Interest Income Recognized, With a specific allowance recorded
Unpaid Principal Balance, total	1,589	1,589
Recorded Investment, total	173	173
Related Allowance, total
Average Recorded Investment, total	173	985
Interest Income Recognized, total
Commercial Real Estate - other [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance, With no related allowance recorded	4,869	626
Recorded Investment, With no related allowance recorded	4,535	626
Related Allowance, With no related allowance recorded
Average Recorded Investment, With no related allowance recorded	5,084	509
Interest Income Recognized, With no related allowance recorded	138	135
Unpaid Principal Balance, With a specific allowance recorded	2,138	1,337
Recorded Investment, With a specific allowance recorded	2,127	1,128
Related Allowance, With a specific allowance recorded	101	85
Average Recorded Investment, With a specific allowance recorded	2,167	1,039
Interest Income Recognized, With a specific allowance recorded	80	115
Unpaid Principal Balance, total	7,007	1,963
Recorded Investment, total	6,662	1,754
Related Allowance, total	101	85
Average Recorded Investment, total	7,251	1,548
Interest Income Recognized, total	218	250
Consumer - Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance, With no related allowance recorded	33	171
Recorded Investment, With no related allowance recorded	28	152
Related Allowance, With no related allowance recorded
Average Recorded Investment, With no related allowance recorded	34	196
Interest Income Recognized, With no related allowance recorded
Unpaid Principal Balance, With a specific allowance recorded
Recorded Investment, With a specific allowance recorded
Related Allowance, With a specific allowance recorded
Average Recorded Investment, With a specific allowance recorded
Interest Income Recognized, With a specific allowance recorded
Unpaid Principal Balance, total	33	171
Recorded Investment, total	28	152
Related Allowance, total
Average Recorded Investment, total	34	196
Interest Income Recognized, total
Consumer - Other [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance, With no related allowance recorded	1
Recorded Investment, With no related allowance recorded	1
Related Allowance, With no related allowance recorded
Average Recorded Investment, With no related allowance recorded	3	7
Interest Income Recognized, With no related allowance recorded
Unpaid Principal Balance, With a specific allowance recorded
Recorded Investment, With a specific allowance recorded
Related Allowance, With a specific allowance recorded
Average Recorded Investment, With a specific allowance recorded
Interest Income Recognized, With a specific allowance recorded
Unpaid Principal Balance, total	1
Recorded Investment, total	1
Related Allowance, total
Average Recorded Investment, total	3	7
Interest Income Recognized, total
Residential [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance, With no related allowance recorded	1,365	2,017
Recorded Investment, With no related allowance recorded	1,194	1,640
Related Allowance, With no related allowance recorded
Average Recorded Investment, With no related allowance recorded	1,359	1,928
Interest Income Recognized, With no related allowance recorded
Unpaid Principal Balance, With a specific allowance recorded	616	813
Recorded Investment, With a specific allowance recorded	616	780
Related Allowance, With a specific allowance recorded	141	199
Average Recorded Investment, With a specific allowance recorded	642	860
Interest Income Recognized, With a specific allowance recorded
Unpaid Principal Balance, total	1,981	2,830
Recorded Investment, total	1,810	2,420
Related Allowance, total	141	199
Average Recorded Investment, total	2,001	2,788
Interest Income Recognized, total

Loans (Impaired Loans Classified as Troubled Debt Restructurings) (Details) (Troubled Debt Restructuring [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Commercial Real Estate - construction [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts
Pre-modification outstanding recorded investments
Post-modification outstanding recorded investment
Commercial Real Estate - other [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts		3
Pre-modification outstanding recorded investments		1,503
Post-modification outstanding recorded investment		1,398
Commercial - non real estate [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	4
Pre-modification outstanding recorded investments	3,542
Post-modification outstanding recorded investment	2,737
Residential [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts
Pre-modification outstanding recorded investments
Post-modification outstanding recorded investment

Loans (Debt Restructurings Defaulted) (Details) (Troubled Debt Restructuring [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Commercial Real Estate - other [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	1
Recorded Investment	$ 53
Commercial Real Estate - construction [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts
Recorded Investment
Commercial - non real estate [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts
Recorded Investment
Residential [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts
Recorded Investment

Loans (Activity in Allowance for Loan and Lease Losses) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Allowance for credit losses:
Beginning Balance	$ 1,518	$ 2,831
Charge-offs	(1,236)	(1,744)
Recoveries	101	147
Provision	1,367	284
Ending Balance	1,750	1,518
Commercial Construction [Member]
Allowance for credit losses:
Beginning Balance	10	535
Charge-offs		(93)
Recoveries
Provision	54	(432)
Ending Balance	64	10
Commercial Real Estate [Member]
Allowance for credit losses:
Beginning Balance	393	1,281
Charge-offs	(265)	(334)
Recoveries	10	79
Provision	441	(633)
Ending Balance	579	393
Commercial - non real estate [Member]
Allowance for credit losses:
Beginning Balance	53	192
Charge-offs		(6)
Recoveries		1
Provision	16	(134)
Ending Balance	69	53
Consumer - Real Estate [Member]
Allowance for credit losses:
Beginning Balance	146	228
Charge-offs	(87)	(166)
Recoveries	16	31
Provision	24	53
Ending Balance	99	146
Consumer [Member]
Allowance for credit losses:
Beginning Balance	46	59
Charge-offs	(44)	(26)
Recoveries	10	11
Provision	21	2
Ending Balance	33	46
Residential [Member]
Allowance for credit losses:
Beginning Balance	870	536
Charge-offs	(840)	(1,119)
Recoveries	65	25
Provision	811	1,428
Ending Balance	906	870
Unallocated Financing Receivables [Member]
Allowance for credit losses:
Beginning Balance
Charge-offs
Recoveries
Provision
Ending Balance

Loans (Loans Individually Evaluated For Impairment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Ending balance: individually evaluated for impairment	$ 241	$ 284
Ending balance: loans collectively evaluated for impairment	1,508	1,234
Financing Receivables
Loans and leases receivables, gross	140,982	142,675
Ending balance: individually evaluated for impairment	8,674	4,499
Ending balance: collectively evaluated for impairment	132,308	138,176
Commercial Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Ending balance: individually evaluated for impairment
Ending balance: loans collectively evaluated for impairment	64	10
Ending balance: loans acquired with deteriorated credit quality
Financing Receivables
Loans and leases receivables, gross	2,246	264
Ending balance: individually evaluated for impairment	173	173
Ending balance: collectively evaluated for impairment	2,073	91
Ending balance: loans acquired with deteriorated credit quality
Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Ending balance: individually evaluated for impairment	101	85
Ending balance: loans collectively evaluated for impairment	478	308
Ending balance: loans acquired with deteriorated credit quality
Financing Receivables
Loans and leases receivables, gross	52,427	53,938
Ending balance: individually evaluated for impairment	6,662	1,754
Ending balance: collectively evaluated for impairment	45,765	52,184
Ending balance: loans acquired with deteriorated credit quality
Commercial Non Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Ending balance: individually evaluated for impairment
Ending balance: loans collectively evaluated for impairment	69	53
Ending balance: loans acquired with deteriorated credit quality
Financing Receivables
Loans and leases receivables, gross	8,102	7,002
Ending balance: individually evaluated for impairment
Ending balance: collectively evaluated for impairment	8,102	7,002
Ending balance: loans acquired with deteriorated credit quality
Consumer Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Ending balance: individually evaluated for impairment
Ending balance: loans collectively evaluated for impairment	99	146
Ending balance: loans acquired with deteriorated credit quality
Financing Receivables
Loans and leases receivables, gross	10,409	13,395
Ending balance: individually evaluated for impairment	28	152
Ending balance: collectively evaluated for impairment	10,381	13,243
Ending balance: loans acquired with deteriorated credit quality
Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Ending balance: individually evaluated for impairment
Ending balance: loans collectively evaluated for impairment	33	46
Ending balance: loans acquired with deteriorated credit quality
Financing Receivables
Loans and leases receivables, gross	1,259	1,477
Ending balance: individually evaluated for impairment	1
Ending balance: collectively evaluated for impairment	1,258	1,477
Ending balance: loans acquired with deteriorated credit quality
Residential Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Ending balance: individually evaluated for impairment	141	199
Ending balance: loans collectively evaluated for impairment	765	671
Ending balance: loans acquired with deteriorated credit quality
Financing Receivables
Loans and leases receivables, gross	66,540	66,599
Ending balance: individually evaluated for impairment	1,810	2,420
Ending balance: collectively evaluated for impairment	64,729	64,179
Ending balance: loans acquired with deteriorated credit quality
Unallocated Financing Receivables [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Ending balance: individually evaluated for impairment
Ending balance: loans collectively evaluated for impairment
Ending balance: loans acquired with deteriorated credit quality
Financing Receivables
Loans and leases receivables, gross
Ending balance: individually evaluated for impairment
Ending balance: collectively evaluated for impairment
Ending balance: loans acquired with deteriorated credit quality

Property and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 11,227,000	$ 11,597,000
Accumulated depreciation	5,833,000	5,751,000
Net property and equipment	5,394,000	5,846,000
Depreciation expense	303,000	392,000
Land [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	1,112,000	1,188,000
Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	184,000	214,000
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	6,249,000	6,483,000
Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 3,682,000	$ 3,712,000

Servicing (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Servicing [Abstract]
The unpaid principal balances of mortgage and other loans serviced for others	$ 140,676,000	$ 143,051,000
Annual constant prepayment speed (CPR)	17.86%	17.52%
Weighted average life (in months)	246 months	246 months
Discount rate	8.11%	8.13%
Fair value of mortgage servicing rights	1,046,000	1,089,000
Balance - beginning of period	993,000	960,000
Originated mortgage servicing rights capitalized	426,000	362,000
Amortization of mortgage servicing rights	(384,000)	(329,000)
Balance - end of period	1,035,000	993,000
Valuation allowances:
Balance - beginning of period
Additions	(19,000)
Reductions
Write-downs
Balance - end of period (net of allowances)	$ 1,016,000	$ 993,000

Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Core Deposits [Member]	Dec. 31, 2011 Core Deposits [Member]	Mar. 31, 2009 Core Deposits [Member]	Dec. 31, 2012 Commission Residual [Member]	Dec. 31, 2011 Commission Residual [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 3,681	$ 3,681	$ 3,081	$ 3,081	$ 600	$ 600	$ 600
Accumulated Amortization	3,523	3,346	3,078	3,017		445	329
Total	158	335	3	64		155	271
Amortization expense	177	292
Amortization expense for future fiscal years:
2013	118		2			116
2014	$ 40		$ 1			$ 39

Deposits (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Deposits:
NOW accounts and MMDA	$ 44,218,000	$ 41,795,000
Regular savings accounts	19,867,000	17,873,000
Total	64,085,000	59,668,000
Certificates of deposit	73,198,000	78,372,000
Total interest-bearing deposits	137,283,000	138,040,000
Maturities of certificates of deposit:
Less than 1 Year	39,160,000
1-2 Years	16,338,000
2-3 Years	7,007,000
3-5 Years	8,406,000
Greater than 5 Years	2,287,000
Certificates of deposit in denominations of $100,000 or more	25,993,000	25,499,000
Interest expense on deposits:
NOW and MMDAs	95,000	159,000
Savings accounts	10,000	9,000
Certificates of deposit	929,000	1,381,000
Total	1,034,000	1,549,000
Deposits from related parties	1,271,000	698,000
0.50 percent to 0.99 percent [Member]
Deposits:
Certificates of deposit	42,698,000	38,802,000
Maturities of certificates of deposit:
Less than 1 Year	30,190,000
1-2 Years	10,916,000
2-3 Years	1,563,000
3-5 Years	29,000
Greater than 5 Years
1.00 percent to 1.99 percent [Member]
Deposits:
Certificates of deposit	15,962,000	18,343,000
Maturities of certificates of deposit:
Less than 1 Year	3,514,000
1-2 Years	3,540,000
2-3 Years	953,000
3-5 Years	7,831,000
Greater than 5 Years	124,000
2.00 percent to 2.99 percent [Member]
Deposits:
Certificates of deposit	10,746,000	16,057,000
Maturities of certificates of deposit:
Less than 1 Year	3,296,000
1-2 Years	1,458,000
2-3 Years	3,961,000
3-5 Years	459,000
Greater than 5 Years	1,572,000
3.00 percent to 3.99 percent [Member]
Deposits:
Certificates of deposit	3,398,000	4,078,000
Maturities of certificates of deposit:
Less than 1 Year	1,899,000
1-2 Years	424,000
2-3 Years	484,000
3-5 Years
Greater than 5 Years	591,000
4.00 percent to 4.99 percent [Member]
Deposits:
Certificates of deposit	394,000	1,092,000
Maturities of certificates of deposit:
Less than 1 Year	261,000
1-2 Years
2-3 Years	46,000
3-5 Years	87,000
Greater than 5 Years

Federal Home Loan Bank and Federal Reserve Advances (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Federal Home Loan Bank and Federal Reserve Advances [Abstract]
FHLB advances, stated interest rate range, minimum	0.50%
FHLB advances, stated interest rate range, maximum	3.81%
FHLB advances, weighted-average interest rate	1.46%
FHLB advances, latest due date	2019
FHLB advances, weighted average maturity	26 months
FHLB advances, mortgage loans pledged as collateral	$ 50,002,000	$ 47,802,000
FHLB advances, securities pledged as collateral	31,713,000	19,877,000
Available borrowings with FHLB	53,847,000
Advances from FHLB	26,358,000	34,500,000
FHLB future maturity of advances:
2013	14,968,000
2014	553,000
2015	1,162,000
2016	5,572,000
2017	2,983,000
Thereafter	1,120,000
Total	26,358,000
FHLB future maturity of advances, weighted average interest rates:
2013	1.52%
2014	1.12%
2015	1.17%
2016	1.26%
2017	1.86%
Thereafter	1.12%
Total	1.46%
Federal Reserve Bank Short-term Borrowings [Member]
Short-term Debt [Line Items]
Percentage rate of collateral balance used to determine allowable amount of advances from the Federal Reserve bank	0.75%
The fair value of securities pledged as collateral for advances from the Federal Reserve Bank	6,698,000
Interest rate	0.75%
Short-term borrowings	$ 0

Federal Income Tax (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Consolidated provision for federal income tax:
Current provision										$ 18,000
Deferred benefit										(18,000)
Total	885,000	137,000	(136,000)	(886,000)
Reconciliation of federal income tax expense and statutory federal tax rate:
Tax (benefit) expense at statutory rate									(73,000)	252,000
Increase (decrease) from:
Change in valuation allowance									138,000	(177,000)
Tax-exempt interest									(52,000)	(55,000)
Other									(13,000)	(20,000)
Total income tax expense
Deferred tax assets:
Other real estate owned	96,000				185,000				96,000	185,000
Non-accrual loan interest	65,000				20,000				65,000	20,000
Directors' benefit plan	274,000				279,000				274,000	279,000
Net operating loss carryforward	3,536,000				3,320,000				3,536,000	3,320,000
Investment in subsidiary	784,000				784,000				784,000	784,000
Net deferred loan origination fees	109,000				93,000				109,000	93,000
Other	192,000				139,000				192,000	139,000
Total deferred tax assets	5,056,000				4,820,000				5,056,000	4,820,000
Less: valuation allowance	3,166,000				3,028,000				3,166,000	3,028,000
Deferred tax liabilities:
Allowance for loan losses	158,000				143,000				158,000	143,000
Mortgage servicing rights	345,000				338,000				345,000	338,000
Partnership losses	117,000				118,000				117,000	118,000
Unrealized gain on available-for-sale securities	385,000				344,000				385,000	344,000
Depreciation	343,000				287,000				343,000	287,000
Other	211,000				190,000				211,000	190,000
Total deferred tax liabilities	1,559,000				1,420,000				1,559,000	1,420,000
Net deferred tax asset	331,000				372,000				331,000	372,000
Operating loss carryforwards	10,400,000								10,400,000
Operating loss carryforwards, expiration dates									December 31, 2032
Aggregate amount of tax bad debt base year reserves	60,000				60,000				60,000	60,000
Unrecognized deferred tax liability	$ 20,000				$ 20,000				$ 20,000	$ 20,000

Off Balance Sheet Risk Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Commitments to grant loans	$ 9,498	$ 9,783
Unfunded commitments under lines of credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans outstanding commitments	13,074	14,485
Commercial And Standbys Letter Of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans outstanding commitments	$ 4	$ 150

Stockholders' Equity (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Total capital (to risk- weighted assets)
Actual - Amount	$ 23,723	$ 23,568
For Capital Adequacy Purposes - Amount	10,930	10,961
To be Categorized as Well-Capitalized Under Prompt Corrective Action Provisions - Amount	13,663	13,702
Actual - Ratio	17.40%	17.20%
For Capital Adequacy Purposes - Ratio	8.00%	8.00%
To be Categorized as Well-Capitalized Under Prompt Corrective Action Provisions - Ratio	10.00%	10.00%
Tier 1 capital (to risk- weighted assets)
Actual - Amount	22,015	22,334
For Capital Adequacy Purposes - Amount	5,465	5,481
To be Categorized as Well-Capitalized Under Prompt Corrective Action Provisions - Amount	8,198	8,221
Actual - Ratio	16.10%	16.30%
For Capital Adequacy Purposes - Ratio	4.00%	4.00%
To be Categorized as Well-Capitalized Under Prompt Corrective Action Provisions - Ratio	6.00%	6.00%
Tangible capital (to tangible assets)
Actual - Amount	22,015	22,334
For Capital Adequacy Purposes - Amount	3,197	3,232
To be Categorized as Well-Capitalized Under Prompt Corrective Action Provisions - Amount	$ 4,263	$ 4,309
Actual - Ratio	10.30%	10.40%
For Capital Adequacy Purposes - Ratio	1.50%	1.50%
To be Categorized as Well-Capitalized Under Prompt Corrective Action Provisions - Ratio	2.00%	2.00%

Employee Benefit Plans (Additional Information) (Details) (USD $)	1 Months Ended	12 Months Ended
	Jan. 31, 1994	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2005	Jan. 02, 1994
401(k) Savings Plan:
Expense recognized on 401(k) Savings Plan		$ 94,000	$ 167,000
Nonqualified Deferred Compensation Plan:
Liability recorded for Nonqualified Deferred Compensation Plan		807,000	821,000
Expense recorded for Nonqualified Deferred Compensation Plan		71,000	87,000
Employee Stock Ownership Plan:
Price paid per share for shares purchased to fund ESOP						$ 10
Shares purchased by ESOP using funds loaned by the company		15,000	0		138,709
Shares sold in open market under ESOP		13,687	13,811
ESOP, compensation expense		0	0
Amount borrowed to fund shares held in ESOP						480,000
Total shares purchased to fund ESOP	48,000
Shares held by the ESOP:
Allocated		121,608	138,345
Unallocated
Total		121,608	138,345
Shares distributed to ESOP participants		3,065	8
Stock-Based Compensation Plans:
Weighted average remaining contractual term, outstanding		3 years 4 months 17 days	4 years 3 months 18 days	5 years 3 months 18 days
Defined Benefit Pension Plan [Member]
Defined Benefit Pension Plan:
Pension expense		87,000	81,000
Stock Options [Member]
Stock-Based Compensation Plans:
Closing stock price		$ 2.86
Total fair value of vested shares, stock option		4,200	137,000
Compensation expense		1,200	31,000
Shares available for future grant		39,166
Restricted Stock [Member]
Stock-Based Compensation Plans:
Stock options, vesting period		5 years
Compensation expense		$ 1,000	$ 37,000
Shares available for future grant		5,304
Stock Option Plan 1996 [Member] | Maximum [Member]
Stock-Based Compensation Plans:
Grant of awards, authorized number of shares		127,491
Stock Incentive Plan 2006 [Member]
Stock-Based Compensation Plans:
Stock options, vesting period		5 years
Weighted average remaining contractual term, outstanding		10 years
Stock Incentive Plan 2006 [Member] | Maximum [Member]
Stock-Based Compensation Plans:
Grant of awards, authorized number of shares		242,740
Stock Incentive Plan 2006 [Member] | Stock Options [Member] | Maximum [Member]
Stock-Based Compensation Plans:
Grant of awards, authorized number of shares		173,386
Stock Incentive Plan 2006 [Member] | Restricted Stock [Member] | Maximum [Member]
Stock-Based Compensation Plans:
Grant of awards, authorized number of shares		69,354

Employee Benefit Plans (Summary of Stock Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock options, outstanding:
Beginning balance	182,682	186,132
Granted
Exercised
Forfeited or expired	(15,062)	(3,450)
Ending balance	167,620	182,682	186,132
Options Exercisable, Ending balance	167,620
Weighted average exercise price:
Beginning Balance	$ 9.47	$ 9.47
Forfeited or expired	$ 8.81	$ 9.54
Ending Balance	$ 9.53	$ 9.47	$ 9.47
Weighted average exercise price, exercisable	$ 9.53
Weighted average remaining contractual term (years)
Weighted average remaining contractual term, outstanding	3 years 4 months 17 days	4 years 3 months 18 days	5 years 3 months 18 days
Weighted average remaining contractual term, options exercisable	3 years 4 months 17 days
Aggregate intrinsic value
Aggregate intrinsic value outstanding, beginning balance
Aggregate intrinsic value outstanding, ending balance
Aggregate intrinsic value, exercisable

Employee Benefit Plans (Summary of Nonvested Stock Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Nonvested Stock Options, Shares:
Nonvested, beginning	1,240	37,358
Granted
Vested	(1,240)	(36,118)
Forfeited
Nonvested, ending		1,240
Weighted-Average Grant-Date Fair Value
Nonvested, beginning	$ 2.19	$ 2.11
Granted
Vested	$ 2.19	$ 2.11
Forfeited
Nonvested, ending		$ 2.19

Employee Benefit Plans (Summary of Restricted Stock Activity) (Details) (Restricted Stock [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested, beginning of period	300	13,050
Granted
Vested	(300)	(12,750)
Forfeited
Nonvested, end of period		300

Fair Value Measurements (Assets and Liabilities Measured at Fair Value on Recurring Basis) (Details) (Available-for-sale Securities [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value disclosure recurring, assets	$ 50,764	$ 53,049
US Treasury securities and obligations of U.S. government corporations and agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value disclosure recurring, assets	9,247	14,863
Municipal Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value disclosure recurring, assets	10,758	7,276
Corporate bonds and other obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value disclosure recurring, assets	1,150
Mortgage-backed securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value disclosure recurring, assets	29,608	30,909
Equity securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value disclosure recurring, assets	1	1
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value disclosure recurring, assets
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | US Treasury securities and obligations of U.S. government corporations and agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value disclosure recurring, assets
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Municipal Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value disclosure recurring, assets
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Corporate bonds and other obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value disclosure recurring, assets
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Mortgage-backed securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value disclosure recurring, assets
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value disclosure recurring, assets
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value disclosure recurring, assets	50,764	53,049
Significant Other Observable Inputs (Level 2) [Member] | US Treasury securities and obligations of U.S. government corporations and agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value disclosure recurring, assets	9,247	14,863
Significant Other Observable Inputs (Level 2) [Member] | Municipal Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value disclosure recurring, assets	10,758	7,276
Significant Other Observable Inputs (Level 2) [Member] | Corporate bonds and other obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value disclosure recurring, assets	1,150
Significant Other Observable Inputs (Level 2) [Member] | Mortgage-backed securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value disclosure recurring, assets	29,608	30,909
Significant Other Observable Inputs (Level 2) [Member] | Equity securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value disclosure recurring, assets	1	1
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value disclosure recurring, assets
Significant Unobservable Inputs (Level 3) [Member] | US Treasury securities and obligations of U.S. government corporations and agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value disclosure recurring, assets
Significant Unobservable Inputs (Level 3) [Member] | Municipal Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value disclosure recurring, assets
Significant Unobservable Inputs (Level 3) [Member] | Corporate bonds and other obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value disclosure recurring, assets
Significant Unobservable Inputs (Level 3) [Member] | Mortgage-backed securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value disclosure recurring, assets
Significant Unobservable Inputs (Level 3) [Member] | Equity securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value disclosure recurring, assets

Fair Value Measurements (Assets Measured at Fair Value on Nonrecurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Impaired loans accounted for under FASB ASC 310-10 [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Fair value disclosure non-recurring, assets	$ 6,835	$ 1,927
Other real estate owned -residential mortgages [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Fair value disclosure non-recurring, assets	947	1,087
Commercial Real Estate - other [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Fair value disclosure non-recurring, assets	319	1,015
Other Repossessed Assets [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Fair value disclosure non-recurring, assets	1,121	1,307
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Impaired loans accounted for under FASB ASC 310-10 [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Fair value disclosure non-recurring, assets
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Other real estate owned -residential mortgages [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Fair value disclosure non-recurring, assets
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Commercial Real Estate - other [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Fair value disclosure non-recurring, assets
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Other Repossessed Assets [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Fair value disclosure non-recurring, assets
Significant Other Observable Inputs (Level 2) [Member] | Impaired loans accounted for under FASB ASC 310-10 [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Fair value disclosure non-recurring, assets
Significant Other Observable Inputs (Level 2) [Member] | Other real estate owned -residential mortgages [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Fair value disclosure non-recurring, assets
Significant Other Observable Inputs (Level 2) [Member] | Commercial Real Estate - other [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Fair value disclosure non-recurring, assets
Significant Other Observable Inputs (Level 2) [Member] | Other Repossessed Assets [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Fair value disclosure non-recurring, assets
Significant Unobservable Inputs (Level 3) [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Fair value disclosure non-recurring, assets	8,772	5,335
Significant Unobservable Inputs (Level 3) [Member] | Impaired loans accounted for under FASB ASC 310-10 [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Fair value disclosure non-recurring, assets	6,835	1,927
Significant Unobservable Inputs (Level 3) [Member] | Other real estate owned -residential mortgages [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Fair value disclosure non-recurring, assets	947	1,086
Significant Unobservable Inputs (Level 3) [Member] | Commercial Real Estate - other [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Fair value disclosure non-recurring, assets	319	1,015
Significant Unobservable Inputs (Level 3) [Member] | Other Repossessed Assets [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Fair value disclosure non-recurring, assets	$ 1,121	$ 1,307

Fair Value Measurements (Estimated Fair Values and Related Carrying or Notional Amounts of Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Inputs, Level 1 [Member]
Financial assets:
Cash and cash equivalents	$ 2,752
Securities available for sale
Securities held to maturity
Loans held for sale
Loans receivable - net
Federal Home Loan Bank stock
Accrued interest receivable
Financial liabilities:
Customer deposits
Federal Home Loan Bank advances
REPO sweep accounts
Accrued interest payable
Fair Value, Inputs, Level 2 [Member]
Financial assets:
Cash and cash equivalents
Securities available for sale	50,764
Securities held to maturity	2,570
Loans held for sale
Loans receivable - net
Federal Home Loan Bank stock	3,266
Accrued interest receivable	970
Financial liabilities:
Customer deposits	159,335
Federal Home Loan Bank advances	26,493
REPO sweep accounts	3,183
Accrued interest payable	100
Fair Value, Inputs, Level 3 [Member]
Financial assets:
Cash and cash equivalents
Securities available for sale
Securities held to maturity
Loans held for sale	84
Loans receivable - net	140,877
Federal Home Loan Bank stock
Accrued interest receivable
Financial liabilities:
Customer deposits
Federal Home Loan Bank advances
REPO sweep accounts
Accrued interest payable
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Financial assets:
Cash and cash equivalents	2,752	2,749
Securities available for sale	50,764	53,049
Securities held to maturity	2,345	2,435
Loans held for sale	79
Loans receivable - net	138,912	140,884
Federal Home Loan Bank stock	3,266	3,266
Accrued interest receivable	970	1,149
Financial liabilities:
Customer deposits	158,350	150,649
Federal Home Loan Bank advances	26,358	34,500
REPO sweep accounts	3,183	5,592
Accrued interest payable	100	148
Estimate of Fair Value, Fair Value Disclosure [Member]
Financial assets:
Cash and cash equivalents	2,752	2,749
Securities available for sale	50,764	53,049
Securities held to maturity	2,570	2,665
Loans held for sale	84
Loans receivable - net	140,877	146,018
Federal Home Loan Bank stock	3,266	3,266
Accrued interest receivable	970	1,149
Financial liabilities:
Customer deposits	159,335	151,693
Federal Home Loan Bank advances	26,493	34,827
REPO sweep accounts	3,183	5,592
Accrued interest payable	$ 100	$ 148

Parent-Only Financial Statements (Parent Company Balance Sheet) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash at subsidiary bank	$ 20	$ 35
Deferred tax asset	331	372
Other assets	402	387
Total assets	213,834	217,045
Liabilities and Stockholders' Equity
Liabilities	189,399	192,477
Stockholders' equity	24,435	24,568	23,236
Total liabilities and stockholders' equity	213,834	217,045
Parent Company [Member]
Assets
Cash at subsidiary bank	817	516
Investment in subsidiary	23,304	23,734
Deferred tax asset	318	318
Other assets
Total assets	24,439	24,568
Liabilities and Stockholders' Equity
Liabilities	4
Stockholders' equity	24,435	24,568
Total liabilities and stockholders' equity	$ 24,439	$ 24,568

Parent-Only Financial Statements (Parent Company Statement of Operations) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Income (loss) before income taxes and equity in undistributed net income of subsidiary bank	$ 67	$ 410	$ (406)	$ (285)	$ 84	$ 235	$ 262	$ 161	$ (214)	$ 742
Income tax (benefit) expense	885	137	(136)	(886)
Net income (loss)	(818)	273	(270)	601	84	235	262	161	(214)	742
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Operating income
Dividend income									500
Operating expense									(205)	(199)
Income (loss) before income taxes and equity in undistributed net income of subsidiary bank									295	(199)
Income tax (benefit) expense
Income (loss) before equity in undistributed loss of subsidiary bank									295	(199)
Equity in undistributed net income (loss) of subsidiary bank									(509)	941
Net income (loss)									$ (214)	$ 742

Parent-Only Financial Statements (Parent Company Statement of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash Flows from Operating Activities:
Net Income (Loss)	$ (214)	$ 742
Adjustments to reconcile net income (loss) to cash from operating activities:
Stock options/awards	2	68
Net change in other assets	(37)	(58)
Net cash provided by (used in) operating activities	2,153	2,237
Net Increase in Cash and Cash Equivalents	3	786
Parent Company [Member]
Cash Flows from Operating Activities:
Net Income (Loss)	(214)	742
Adjustments to reconcile net income (loss) to cash from operating activities:
Dividend from subsidiary bank	500
Stock options/awards	2	68
Equity in undistributed net income of subsidiary bank	509	(941)
Net change in deferred tax assets
Net change in other liabilities	4
Net change in other assets		223
Net cash provided by (used in) operating activities	515	(650)
Net Increase in Cash and Cash Equivalents	301	92
Cash and Cash Equivalents - Beginning of year	516	424
Cash and Cash Equivalents - End of year	$ 817	$ 516

Quarterly Results of Operations (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Quarterly Results of Operations (Unaudited) [Abstract]
Interest income	$ 2,169	$ 2,313	$ 2,352	$ 2,409	$ 2,519	$ 2,588	$ 2,691	$ 2,592	$ 9,243	$ 10,390
Interest expense	369	394	427	464	512	564	581	605	1,654	2,262
Net interest income	1,800	1,919	1,925	1,945	2,007	2,024	2,110	1,987	7,589	8,128
Provision for loan losses	179	234	578	376	303	(67)	(19)	67	1,367	284
Other income	637	802	390	447	621	469	393	449	77	75
Other expenses	2,191	2,077	2,143	2,301	2,241	2,325	2,260	2,208	8,712	9,034
Income (Loss) - before income tax expense	67	410	(406)	(285)	84	235	262	161	(214)	742
Income tax (benefit) expense	885	137	(136)	(886)
Net income (loss)	$ (818)	$ 273	$ (270)	$ 601	$ 84	$ 235	$ 262	$ 161	$ (214)	$ 742
Net income (loss) per share
Basic	$ (0.28)	$ 0.09	$ (0.09)	$ 0.21	$ 0.03	$ 0.08	$ 0.09	$ 0.06	$ (0.07)	$ 0.26
Diluted	$ (0.28)	$ 0.09	$ (0.09)	$ 0.21	$ 0.03	$ 0.08	$ 0.09	$ 0.06	$ (0.07)	$ 0.26
Weighted average number of shares outstanding - basic and dilutive	2,884	2,884	2,884	2,884	2,884	2,884	2,884	2,884
Cash dividends declared per common share